As filed with the Securities and Exchange Commission
on    Spetember 28, 1998
------------------------------------------------------
Registration No.	33-90952
			811-9012

U. S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

[   ]  Pre-Effective Amendment No.

[X]    Post-Effective Amendment No.    5

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT
OF 1940, Amendment No.    5

SMITH BARNEY INSTITUTIONAL CASH MANAGEMENT FUND, INC.
(Exact name of Registrant as Specified in Charter)

388 Greenwich Street, New York, New York  10013
(Address of Principal Executive Offices)  (Zip Code)

(800)-451-2010
(Registrant's Telephone Number, including Area Code:)

Christina T. Sydor
388 Greenwich Street, New York, New York 10013(22nd Floor)
(Name and Address of Agent For Service)

Continuous
(Approximate Date of Proposed Public Offering)

It is proposed that this filing will become effective:

XXX	immediately upon filing pursuant to Paragraph (b)

___	On (date) pursuant to paragraph (b)
_____	60 days after filing pursuant to paragraph (a)
(1)
_____	On (date) pursuant to paragraph (a)(1)
_____	75 days after filing pursuant to paragraph (a)
(2)
____	On (date) pursuant to paragraph (a)(2) of rule
485

If appropriate, check the following box:

_____	This post-effective amendment designates a new
effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Common Stock

SMITH BARNEY INSTITUTIONAL CASH MANAGEMENT FUND, INC.

CONTENTS OF REGISTRATION STATEMENT

This Registration Statement contains the following pages and documents:

	Front Cover

	Contents Page

	Cross-Reference Sheet

	Part A - Prospectus

	Part B - Statement of Additional Information

	Part C - Other Information

	Signature Page

	Exhibits



SMITH BARNEY INSTITUTIONAL CASH MANAGEMENT FUND, INC.
FORM N-1A
CROSS REFERENCE SHEET
PURSUANT TO RULE 495(a)


Part A            	Cash Portfolio
Item No.			Government Portfolio
				Municipal Portfolio
				Prospectus Heading

1.	Cover Page........Cover Page

2.	Synopsis..........Fee Table

3. Condensed
Financial
	Information.......Financial Highlights

4. General
Description
	of Registrant......Cover Page; Investment
				Objectives and Policies;
				Yield Information;
				Additional Information

5. Management
	of the Fund.......Introduction; Fee Table;
				Management of the Fund;
				Distributor

6. Capital Stock
	and Other
	Securities.........Dividends, Automatic
				Reinvestment and Taxes;
				Additional Information

7. Purchase of
Securities
	Being Offered......Purchase of Shares;
				Valuation of Shares

8. Redemption
	or Repurchase......Redemption of Shares

9. Pending Legal
	Proceedings........Not applicable



Part B			Cash Portfolio
Item No.			Government Portfolio
				Municipal Portfolio
				Heading in Statement of
				Additional Information

10.	Cover Page.......	Cover Page

11.	Table of
	Contents.........	Table of Contents

12. General
Information
	and History.......Management
				Agreement, Plan of
				Distribution and Other
				Services; See
				Prospectus "Cover Page", and
				"Additional Information"

13. Investment
Objectives
and Policies......Investment Objectives
and Policies

14. Management
of the Fund........Management Agreement, Plan of
				Distribution and Other
Services; See Prospectus
"Management of the
Fund"

15. Control Persons
and Principal
Holders of
Securities........Management Agreement, Plan of
				Distribution and Other
Services; See Prospectus
"Management of the Fund"

16. Investment
Advisory and
Other Services.....Management Agreement, Plan of
				Distribution and Other
Services; See Prospectus
"Management of the Fund",
"Distributor" and "Additional
Information"

17. Brokerage
Allocation
and Other
Practices......	Investment Objectives; Management
				Agreement, Plan of Distribution and
				Other Services

18. Capital Stock
and Other
Securities.........See Prospectus
"Purchase of Shares";
				"Redemption of Shares"; and
				"Dividends, Automatic Reinvestment
				and Taxes"

19. Purchase,
Redemption
and Pricing of
	Securities
Being Purchased.....Determination of Net Asset
Value; See Prospectus: "Purchase of
Shares";"Redemption of Shares";
"Valuation of Shares"

20. 	Tax Status..........See Prospectus- "Dividends, Automatic
	Reinvestment and Taxes"

20. Underwriters........See Prospectus
"Purchase of  Shares"

21. Calculation
of Performance Data..Yield Information;
See Prospectus
	"Yield  Information",
	"Performance Data"

22. Financial
Statements............Statement of Assets and Liabilities

SMITH BARNEY INSTITUTIONAL CASH MANAGEMENT FUND, INC.
FORM N-1A

PART A

PROSPECTUSES

PROSPECTUS

                                                                    Smith Barney
                                                              Institutional Cash
                                                                      Management
                                                                      Fund, Inc.
                                                                  Class A Shares


                                                              SEPTEMBER 28, 1998


                                                   Prospectus begins on page one

[LOGO] Smith Barney Mutual Funds
       Investing for your future.
       Every day.

--------------------------------------------------------------------------------
Prospectus                                                    September 28, 1998
--------------------------------------------------------------------------------


      Smith Barney Institutional
      Cash Management Fund, Inc. -- Class A Shares
      388 Greenwich Street
      New York, New York 10013
      (800) 451-2010

      Smith Barney Institutional Cash Management Fund, Inc. (the "Fund") is a money market fund that invests in high quality money market instruments. The Fund is a no-load, open-end management investment company that offers shares in three Portfolios: the Cash Portfolio, the Government Portfolio and the Municipal Portfolio (individually, a "Portfolio" and collectively, the "Portfolios").

      The investment objective of each of the Cash Portfolio and the Government Portfolio is to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity. The investment objective of the Municipal Portfolio is to maximize current income exempt from Federal income taxes to the extent consistent with the preservation of capital and the maintenance of liquidity.

      An investment in a Portfolio is neither insured nor guaranteed by the U.S. Government. There is no assurance that a Portfolio will be able to maintain a stable net asset value of $1.00 per share.


      Each Portfolio is designed primarily for institutions as an economical and convenient means for the investment of short-term funds. Each Portfolio currently offers two Classes of shares. Class A shares may be purchased by institutional investors on their own behalf. Class B shares may be purchased by institutional investors on behalf of their clients. A Prospectus for Class B shares is available upon request and without charge by calling the Fund at the telephone number set forth above or by contacting a Salomon Smith Barney Financial Consultant.

      This Prospectus sets forth concisely certain information about the Fund and the Portfolios, including service fees and expenses, that prospective investors will find helpful in making an investment decision. Investors are encouraged to read this Prospectus carefully and retain it for future reference. Additional information about the Fund is contained in a Statement of Additional Information dated September 28, 1998, as amended or supplemented from time to time, that is available upon request and without charge by calling or writing the Fund at the telephone number or address set forth above. The Statement of Additional Information has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated by reference into this Prospectus in its entirety.

      THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------
Table of Contents
--------------------------------------------------------------------------------


Fee Table                                                                      3
--------------------------------------------------------------------------------
Financial Highlights                                                           4
--------------------------------------------------------------------------------
Investment Objectives and Policies                                             6
--------------------------------------------------------------------------------
Common Investment Techniques                                                  14
--------------------------------------------------------------------------------
Risks and Special Considerations                                              16
--------------------------------------------------------------------------------
Valuation of Shares                                                           17
--------------------------------------------------------------------------------
Dividends, Automatic Reinvestment and Taxes                                   18
--------------------------------------------------------------------------------
Purchase of Shares                                                            20
--------------------------------------------------------------------------------
Exchange Privilege                                                            21
--------------------------------------------------------------------------------
Redemption of Shares                                                          21
--------------------------------------------------------------------------------
Minimum Account Size                                                          24
--------------------------------------------------------------------------------
Yield Information                                                             24
--------------------------------------------------------------------------------
Management of the Fund                                                        24
--------------------------------------------------------------------------------
Distributor                                                                   25
--------------------------------------------------------------------------------
Additional Information                                                        26
--------------------------------------------------------------------------------

================================================================================
      No person has been authorized to give any information or to make any representations in connection with this offering other than those contained in this Prospectus and, if given or made, such other information and representations must not be relied upon as having been authorized by the Fund or Salomon Smith Barney Inc. ("Salomon Smith Barney" or the "Distributor"). This Prospectus does not constitute an offer by the Fund or Salomon Smith Barney, to sell or a solicitation of an offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful to make such offer or solicitation in such jurisdiction.
================================================================================

--------------------------------------------------------------------------------
Fee Table
--------------------------------------------------------------------------------

      The following expense table lists the costs and expenses an investor will incur either directly or indirectly as a shareholder of a Portfolio based on its current operating expenses:

Smith Barney Institutional Cash           Cash     Government   Municipal
Management Fund -- Class A Shares       Portfolio   Portfolio   Portfolio
================================================================================
Shareholders Transaction Expenses
    Sales Charge Imposed on Purchase      None        None        None
    Deferred Sales Charge                 None        None        None


Annual Portfolio Operating Expenses
    (as a percentage of average net assets)
      Management Fees (after waiver)*     0.15%       0.11%       0.09%
      12b-1 Fees                          None        None        None
      Other Expenses                      0.08        0.08        0.08
================================================================================
TOTAL PORTFOLIO OPERATING
    EXPENSES                              0.23%       0.23%       0.23%
================================================================================

* These estimated expenses include a management fee waiver. Absent the fee waiver, for its most recent fiscal year end management fee would have been 0.27% for each portfolio and "Total Portfolio Operating Expenses" would have been 0.35%, 0.39% and 0.41%, respectively, for the Cash Portfolio, Government Portfolio and Municipal Portfolio.


      Example

      The following example is intended to assist an investor in understanding the various costs that an investor in each of the Portfolios will bear directly or indirectly. The example assumes payment by the Portfolio of operating expenses at the levels set forth in the table above. See "Purchase of Shares," "Redemption of Shares," "Management of the Fund" and "Distributor."


Smith Barney Institutional Cash
Management Fund -- Class A Shares         1 Year   3 Years   5 Years   10 Years
================================================================================
An investor would pay the following
expenses on a $1,000 investment,
assuming (1) 5.00% annual return and
(2) redemption at the end of each time
period:
      Cash Portfolio                          $2        $7       $13        $29
      Government Portfolio                     2         7        13         29
      Municipal Portfolio                      2         7        13         29
================================================================================


      The example also provides a means for the investor to compare expense levels of funds with different fee structures over varying investment periods. To facilitate such comparison, all funds are required to utilize a 5.00% annual return assumption. However, a Portfolio's actual return will vary and may be greater or less than 5.00%. This example should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown.

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------


      The following information has been audited by KPMG Peat Marwick LLP, independent auditors, whose report thereon appears in the Fund's Annual Report dated May 31, 1998. The information set out below should be read in conjunction with the financial statements and related notes that also appear in the Fund's Annual Report which is incorporated by reference into the Statement of Additional Information.


For a share of Class A capital stock outstanding throughout the year:


Cash Portfolio                                       1998             1997             1996(1)
==============================================================================================
Net Asset Value, Beginning of Year                  $1.00            $1.00            $1.00
----------------------------------------------------------------------------------------------
  Net investment income(2)                          0.055            0.052            0.053
  Distributions from investment income             (0.055)          (0.052)          (0.053)
  Net realized gains                               (0.000)*             --            (0.00)*
----------------------------------------------------------------------------------------------
Net Asset Value, End of Year                        $1.00            $1.00            $1.00
----------------------------------------------------------------------------------------------
Total Return                                         5.58%            5.35%            5.44%++
----------------------------------------------------------------------------------------------
Net Assets, End of Year (000s)                   $848,383         $216,055         $277,572
----------------------------------------------------------------------------------------------
Ratios to Average Net Assets+:
  Expenses(2)(3)                                     0.23%            0.23%            0.15%+
  Net investment income                              5.43             5.23             5.43+
==============================================================================================
Government Portfolio                                 1998             1997             1996(1)
==============================================================================================
Net Asset Value, Beginning of Year                  $1.00            $1.00            $1.00
----------------------------------------------------------------------------------------------
  Net investment income(2)                          0.053            0.052            0.052
  Distributions from net investment income         (0.053)          (0.052)          (0.052)
  Distributions from net realized gains                --           (0.000)*         (0.000)*
----------------------------------------------------------------------------------------------
Net Asset Value, End of Year                        $1.00            $1.00            $1.00
----------------------------------------------------------------------------------------------
Total Return                                         5.46%            5.29%            5.36%++
----------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)                  $88,484         $151,840          $57,698
----------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses(2)                                        0.23%            0.21%            0.16%+
  Net investment income                              5.33             5.18             5.28+
==============================================================================================


(1) For the period from June 16, 1995 (commencement of operations) to May 31, 1996.

(2) The Manager has waived a portion of its fees for the Portfolio for the fiscal years ended May 31, 1998, 1997 and for the period ended May 31, 1996. If the Manager had not agreed to the fee waiver, the per share decrease in net investment income and the ratio of expenses to average net assets would have been:

                              Per Share Decrease in       Expense Ratio
                              Net Investment Income     Without Fee Waiver
                              ---------------------     ------------------
                              1998     1997   1996(1)  1998    1997   1996(1)
                             -----    -----    -----   ----    ----    ----

      Cash Portfolio         $0.001   $0.001   $0.001  0.35%   0.36%   0.39%+
      Government Portfolio    0.002    0.001    0.002  0.39    0.43    0.55+

(3) As a result of a voluntary expense limitation, the ratio of expenses to average net assets of the Portfolio will not exceed 0.80%. * Amount represents less than $0.001.

++ Total return is not annualized, as it may not be representative of the total return for the year.
+     Annualized.

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------

For a share of each class of capital stock outstanding throughout the year:


Municipal Portfolio                              1998            1997                  1996(1)
==============================================================================================
Net Asset Value, Beginning of Year              $1.00           $1.00                 $1.00
----------------------------------------------------------------------------------------------
  Net investment income(2)                      0.035           0.034                 0.035
  Dividends from net investment income         (0.035)         (0.034)
  Distributions from net realized gains        (0.000)*            --                    --
----------------------------------------------------------------------------------------------
Net Asset Value, End of Year                    $1.00           $1.00                 $1.00
----------------------------------------------------------------------------------------------
Total Return                                     3.56%           3.40%                 3.55%++
----------------------------------------------------------------------------------------------
Net Assets, End of Year (000s)                $85,671         $23,666               $59,308
----------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses(2)(3)                                 0.23%           0.21%                 0.15%+
  Net investment income                          3.50            3.34                  3.46+
==============================================================================================


(1) For the period from June 16, 1995 (commencement of operations) to May 31, 1996.

(2) The Manager has waived all or a part of its management fees for the Portfolio for the fiscal years ended May 31, 1998, 1997 and for the period ended May 31, 1996. In addition, the Manager has agreed to reimburse the Portfolio for $63,835 in expenses for the period ended May 31, 1996. If the Manager had not agreed to the fee waiver and the expense reimbursement, the per share decrease in net investment income and the ratio of expenses to average net assets would have been:

                                      Per Share                Expense Ratio
                                   Decrease in Net          Without Fee Waiver
                                  Investment Income         and Reimbursement
                                  -----------------         -----------------
                                1998     1997    1996(1)  1998    1997   1996(1)
                               ------   ------   ------   ----    ----    ----
      Municipal Portfolio      $0.001   $0.004   $0.003   0.41%   0.41%   0.69%+

(3) As a result of a voluntary expense limitation, the ratio of expenses to average net assets of the Portfolio will not exceed 0.80%. * Amount represents less than $0.001.

++ Total return is not annualized, as it may not be representative of the total return for the year.
+     Annualized.

--------------------------------------------------------------------------------
Investment Objectives and Policies
--------------------------------------------------------------------------------

      The investment objective of each Portfolio set forth in this Prospectus is fundamental and may not be changed without the affirmative vote of a majority of the outstanding voting securities of that Portfolio. Shareholders will be notified of material changes in investment policies. The Portfolios are subject to additional investment policies and restrictions described in the Statement of Additional Information, some of which are fundamental and may not be changed without shareholder approval.

      The investment objective of each of the Cash Portfolio and the Government Portfolio is to seek maximum current income to the extent consistent with preservation of capital and the maintenance of liquidity. The investment objective of the Municipal Portfolio is to seek maximum current income that is exempt from Federal income taxes to the extent consistent with preservation of capital and the maintenance of liquidity. There can be no assurance that a Portfolio will achieve its investment objective or be able to maintain a stable net asset value of $1.00 per share.

      Common Investment Policies


      The Portfolios will invest only in eligible high quality, short-term money market instruments that present minimal credit risks, as determined by Mutual Management Corp. ("MMC") (formerly known as Smith Barney Mutual Funds Management Inc.), the Funds' investment manager, pursuant to procedures adopted by the Fund's Board of Directors (the "Directors"). Each Portfolio may invest only in U.S. dollar denominated instruments that have a remaining maturity of 13 months or less (as calculated pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"), and will maintain a dollar weighted average portfolio maturity of 90 days or less.


      Portfolio Quality


      Each Portfolio will limit its investments to securities that the Directors determine present minimal credit risks and that are "Eligible Securities" at the time of acquisition by the Portfolio. The term "Eligible Securities" includes securities rated by the "Requisite NRSROs" in one of the two highest short-term rating categories, securities of issuers that have received such ratings with respect to other short-term debt securities and comparable unrated securities. "Requisite NRSROs" means, in the case of the Portfolios, (a) any two nationally recognized statistical rating organizations ("NRSROs") that have issued a rating with respect to a security or class of debt obligations of an issuer or (b) one NRSRO, if only one NRSRO has issued a rating with respect to such security or issuer at the time the Portfolio acquires the security. The NRSROs currently designated as such by the SEC are Standard & Poor's Ratings Group ("S & P"), Moody's Investors Service, Inc. ("Moody's"), Fitch IBCA, Inc., Duff and Phelps Credit Rating Co. and Thomson

--------------------------------------------------------------------------------
Investment Objectives and Policies (continued)
--------------------------------------------------------------------------------

BankWatch. A more detailed discussion of the categories of Municipal Obligations (as defined below) and the ratings of NRSROs is contained in the Statement of Additional Information relating to the Portfolios.

      In addition, the Cash Portfolio and the Government Portfolio may not invest more than 5% of their respective total assets in Eligible Securities that have not received the highest rating from the Requisite NRSROs and comparable unrated securities ("Second Tier Securities") and may not invest more than the greater of 1% of their respective total assets or one million dollars in the Second Tier Securities of any one issuer.

      The Cash Portfolio

      The Cash Portfolio pursues its objective by investing primarily in high quality commercial paper and obligations of financial institutions. The Portfolio may also invest in U.S. Government Securities (as defined below) and municipal securities, although the Portfolio expects to invest in such securities to a lesser degree.


      Debt Securities -- The Portfolio may invest in debt obligations of domestic and foreign issuers, including commercial paper (short-term promissory notes issued by companies to finance their, or their affiliates', current obligations), notes and bonds and variable amount master demand notes. The Portfolio may invest in privately issued commercial paper that is restricted as to disposition under the federal securities laws. In general, any sale of this paper may not be made without registration under the Securities Act of 1933, as amended (the "1933 Act"), or the availability of an appropriate exemption therefrom. Pursuant to the provisions of Section 4(2) of the 1933 Act, however, some privately issued commercial paper ("Section 4(2) paper") is eligible for resale to institutional investors, and accordingly, MMC may determine that a liquid market exists for that paper pursuant to guidelines adopted by the Directors. If a particular investment in Section 4(2) paper is not determined to be liquid, that investment will be included within the 10% limitation on illiquid securities.


      Obligations of Financial Institutions -- The Portfolio may invest in obligations of financial institutions. Examples of obligations in which the Portfolio may invest include negotiable certificates of deposit, bankers' acceptances and time deposits of U.S. banks having total assets in excess of $1 billion or the equivalent of $1 billion in other currencies (in the case of foreign banks) and securities backed by letters of credit of U.S. banks or other U.S. financial institutions that are members of the Federal Reserve System or the Federal Deposit Insurance Corporation ("FDIC") (including obligations of foreign branches of such members), if either: (a) the principal amount of the obligation is insured in full by the FDIC, or (b) the issuer of such obligation has capital, surplus and undivided profits in excess of $100 million or total assets of $1 billion (as reported in its most recently published financial statements prior to the date of investment). Under current FDIC regulations, the

--------------------------------------------------------------------------------
Investment Objectives and Policies (continued)
--------------------------------------------------------------------------------

maximum insurance payable as to any one certificate of deposit is $100,000; therefore, certificates of deposit in denominations greater than $100,000 that are purchased by the Portfolio will not be fully insured. The Cash Portfolio may purchase fixed time deposits maturing from two business days to seven calendar days up to 10% of its total assets. The Cash Portfolio may also purchase fixed time deposits maturing in more than seven calendar days but in less than one year, provided, however, that such fixed time deposits shall be considered illiquid securities.

      The Cash Portfolio intends to maintain at least 25% of its total assets invested in obligations of domestic and foreign banks, subject to the abovementioned size criteria. The Portfolio may invest in instruments issued by domestic banks, including those issued by their branches outside the United States and subsidiaries located in Canada, and in instruments issued by foreign banks through their branches located in the United States and the United Kingdom. In addition, the Cash Portfolio may invest in fixed time deposits of foreign banks issued through their branches located in Grand Cayman Island, Nassau, Tokyo and Toronto. The Portfolio may also invest in Eurodollar and Yankee bank obligations as discussed below.

      Eurodollar or Yankee Obligations -- Eurodollar bank obligations are dollar denominated certificates of deposit or time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee bank obligations are dollar denominated obligations issued in the U.S. capital markets by foreign banks. Eurodollar (and to a limited extent, Yankee) bank obligations are subject to certain sovereign risks. One such risk is the possibility that a foreign government might prevent dollar denominated funds from flowing across its borders. Other risks include: adverse political and economic developments in a foreign country; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and expropriation or nationalization of foreign issuers. See "Risks and Special Considerations."

      U.S. Government Securities -- The Portfolio may invest without limit in U.S. Government Securities as described below under "The Government Portfolio."

      Municipal Securities -- The Portfolio may invest in obligations of states, territories or possessions of the United States and their subdivisions, authorities and corporations as described below under "The Municipal Portfolio." These obligations may pay interest that is exempt from Federal income taxation.

      Custodial Receipts -- The Cash Portfolio may acquire custodial receipts or certificates with respect to U.S. Government Securities, such as CATS, TIGRs and FICO Strips, underwritten by securities dealers or banks that evidence ownership of future interest payments, principal payments or both on certain notes or bonds

--------------------------------------------------------------------------------
Investment Objectives and Policies (continued)
--------------------------------------------------------------------------------

issued by the U.S. Government, its agencies, authorities or instrumentalities. The underwriters of these certificates or receipts purchase a U.S. Government Security and deposit the security in an irrevocable trust or custodial account with a custodian bank, which then issues receipts or certificates that evidence ownership of the periodic unmatured coupon payments and the final principal payment on the U.S. Government Security. Custodial receipts evidencing specific coupon or principal payments have the same general attributes as zero coupon U.S. Government Securities but are not U.S. Government Securities. Although typically under the terms of a custodial receipt the Cash Portfolio is authorized to assert its rights directly against the issuer of the underlying obligation, the Cash Portfolio may be required to assert through the custodian bank such rights as may exist against the underlying issuer. Thus, in the event the underlying issuer fails to pay principal and/or interest when due, the Cash Portfolio may be subject to delays, expenses and risks that are greater than those that would have been involved if the Cash Portfolio had purchased a direct obligation of the issuer. In addition, in the event that the trust or custodial account in which the underlying security has been deposited is determined to be an association taxable as a corporation, instead of a nontaxable entity, the yield on the underlying security would be reduced in respect of any taxes paid.

      The Government Portfolio

      The Government Portfolio pursues its objective by investing exclusively in obligations issued and/or guaranteed, as to payment of principal and interest, by the United States government or by its agencies and instrumentalities and repurchase agreements secured by such obligations. The Government Portfolio will be rated from time to time by S&P and Moody's.

      U.S. Government Securities -- U.S. government securities are securities issued or guaranteed by the U.S. government, its agencies and instrumentalities and include repurchase agreements collateralized and municipal securities refunded with escrowed U.S. government securities ("U.S. Government Securities"). U.S. Government Securities in which the Portfolio may invest include U.S. Treasury securities and obligations issued or guaranteed by U.S. government agencies and instrumentalities that are backed by the full faith and credit of the U.S. government, such as those guaranteed by the Small Business Administration or issued by the Government National Mortgage Association. In addition, U.S. Government Securities in which the Portfolio may invest include securities supported by the right of the issuer to borrow from the U.S. Treasury, such as securities of Federal Home Loan Banks; and securities supported primarily or solely by the creditworthiness of the issuer, such as securities of the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation and the Tennessee Valley Authority. There is no guarantee that the U.S. government will support

--------------------------------------------------------------------------------
Investment Objectives and Policies (continued)
--------------------------------------------------------------------------------

securities not backed by its full faith and credit. Accordingly, although these securities have historically involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the full faith and credit of the U.S. government.

      The Municipal Portfolio


      The Municipal Portfolio pursues its objective by investing primarily in municipal securities whose interest is exempt from Federal income taxes. Under normal market conditions, the Portfolio will invest at least 80% of its assets in municipal securities whose interest is exempt from Federal income taxes. However, the Portfolio reserves the right to invest up to 20% of the value of its assets in securities whose interest is federally taxable. In addition, the Portfolio may invest without limit in private activity bonds. Interest income on certain types of private activity bonds issued after August 7, 1986 to finance non-governmental activities is a specific tax preference item for purposes of the Federal individual and corporate alternative minimum taxes. Individual and corporate shareholders may be subject to a Federal alternative minimum tax to the extent the Portfolio's dividends are derived from interest on these bonds. These private activity bonds are included in the term "municipal securities" for purposes of determining compliance with the 80% test described above. Dividends derived from interest income on all municipal securities are a component of the "current earnings" adjustment item for purposes of the Federal corporate alternative minimum tax. Additionally, when MMC is unable to locate investment opportunities with desirable risk/reward characteristics, the Portfolio may invest without limit in cash and cash equivalents, including obligations that may be Federally taxable (See "Taxable Investments").


      Municipal Securities -- The municipal securities in which the Portfolio may invest include municipal notes and short-term municipal bonds. Municipal notes are generally used to provide for the issuer's short-term capital needs and generally have maturities of thirteen months or less. Examples include tax anticipation and revenue anticipation notes, which generally are issued in anticipation of various seasonal revenues, bond anticipation notes, construction loan notes and tax-exempt commercial paper. Short-term municipal bonds may include "general obligation bonds," which are secured by the issuer's pledge of its faith, credit and taxing power for payment of principal and interest; "revenue bonds," which are generally paid from the revenues of a particular facility or a specific excise tax or other source; and "industrial development bonds," which are issued by or on behalf of public authorities to provide funding for various privately operated industrial and commercial facilities. The Portfolio may also invest in high quality participation interests in municipal securities. A more detailed description of various types of municipal securities is contained in Appendix B in the Statement of Additional Information.

--------------------------------------------------------------------------------
Investment Objectives and Policies (continued)
--------------------------------------------------------------------------------

      When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the issuing entity and a security is backed only by the assets and revenues of the issuing entity, that entity will be deemed to be the sole issuer of the security. Similarly, in the case of an industrial development bond backed only by the assets and revenues of the non-governmental issuer, the non-governmental issuer will be deemed to be the sole issuer of the bond.

      At times, the Portfolio may invest more than 25% of the value of its total assets in tax-exempt securities that are related in such a way that an economic, business, or political development or change affecting one such security could similarly affect the other securities; for example, securities whose issuers are located in the same state, or securities whose interest is derived from revenues of similar type projects. The Portfolio may also invest more than 25% of its assets in industrial development bonds or participation interests therein.

      The Municipal Portfolio intends to conduct its operations so as to qualify as a "regulated investment company" for purposes of the Internal Revenue Code of 1986, as amended (the "Code"), which will relieve the Portfolio of any liability for Federal income tax to the extent that its earnings are distributed to shareholders. In order to so qualify, among other things, the Portfolio must ensure that, at the close of each quarter of the taxable year, (i) not more than 25% of the market value of the Portfolio's total assets will be invested in the securities (other than U.S. Government Securities) of a single issuer or of two or more issuers that the Portfolio controls and that are engaged in the same, similar or related trades or businesses and (ii) at least 50% of the market value of the Portfolio's total assets is represented by (a) cash and cash items,
(b) U.S. Government Securities and (c) other securities limited in respect of any one issuer to an amount not greater in value than 5% of the market value of the Portfolio's total assets and to not more than 10% of the outstanding voting securities of the issuer.

      Yields on municipal securities are dependent on a variety of factors, including the general conditions of the money market and of the municipal bond and municipal note markets, the size of a particular offering, the maturity of the obligation and the rating of the issue. The achievement of the Portfolio's investment objective is dependent in part on the continuing ability of the issuers of municipal securities in which the Portfolio invests to meet their obligations for the payment of principal and interest when due. Obligations of issuers of municipal securities are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Bankruptcy Reform Act of 1978, as amended. Therefore, the possibility exists that as a result of litigation or other conditions, the ability of any issuer to pay, when due, the principal of and interest on its municipal securities may be materially affected.

--------------------------------------------------------------------------------
Investment Objectives and Policies (continued)
--------------------------------------------------------------------------------

      Municipal Leases -- The Portfolio may invest in municipal leases or participation interests therein. Municipal leases are municipal securities which may take the form of a lease or an installment purchase or conditional sales contract. Municipal leases are issued by state and local governments and authorities to acquire a wide variety of equipment and facilities.


      Lease obligations may not be backed by the issuing municipality's credit and may involve risks not normally associated with general obligation bonds and other revenue bonds. For example, their interest may become taxable if the lease is assigned and the holders may incur losses if the issuer does not appropriate funds for the lease payment on an annual basis, which may result in termination of the lease and possible default. MMC may determine that a liquid market exists for municipal lease obligations pursuant to guidelines established by the Directors.


      Taxable Investments -- As discussed above, although the Portfolio will attempt to invest substantially all of its assets in municipal securities whose interest is exempt from Federal income tax, the Portfolio may, under certain circumstances, invest in certain securities whose interest is subject to such taxation. These securities include: (i) short-term obligations of the U.S. government, its agencies or instrumentalities, (ii) certificates of deposit, bankers' acceptances and interest bearing savings deposits of banks having total assets of more than $1 billion and whose deposits are insured by the FDIC, (iii) commercial paper and (iv) repurchase agreements as described below covering any of the securities described in items (i) and (iii) above or any other obligations of the U.S. government, its agencies or instrumentalities.

      Derivative Products -- The Municipal Portfolio may invest up to 20% of the value of its assets in one or more of the three principal types of derivative product structures described below. Derivative products are typically structured by a bank, broker-dealer or other financial institution. A derivative product generally consists of a trust or partnership through which the Portfolio holds an interest in one or more underlying bonds coupled with a conditional right to sell ("put") the Portfolio's interest in the underlying bonds at par plus accrued interest to a financial institution (a "Liquidity Provider"). Typically, a derivative product is structured as a trust or partnership which provides for pass-through tax-exempt income. There are currently three principal types of derivative structures: (1) "Tender Option Bonds", which are instruments which grant the holder thereof the right to put an underlying bond at par plus accrued interest at specified intervals to a Liquidity Provider; (2) "Swap Products", in which the trust or partnership swaps the payments due on an underlying bond with a swap counterparty who agrees to pay a floating municipal money market interest rate; and (3) "Partnerships", which allocate to the partners income, expenses, capital gains and losses in accordance with a governing partnership agreement.

--------------------------------------------------------------------------------
Investment Objectives and Policies (continued)
--------------------------------------------------------------------------------

      Investments in derivative products raise certain tax, legal, regulatory and accounting issues which may not be presented by investments in other municipal obligations. There is some risk that certain issues could be resolved in a manner which could adversely impact the performance of the Portfolio. For example, the tax-exempt treatment of the interest paid to holders of derivative products is premised on the legal conclusion that the holders of such derivative products have an ownership interest in the underlying bonds. While the Portfolio receives an opinion of legal counsel to the effect that the income from each derivative product is tax-exempt to the same extent as the underlying bond, the Internal Revenue Service (the "IRS") has not issued a ruling on this subject. Were the IRS to issue an adverse ruling, there is a risk that the interest paid on such derivative products would be deemed taxable.

      The Portfolio intends to limit the risk of derivative products by purchasing only those derivative products that are consistent with the Portfolio's investment objective and policies. The Portfolio will not use such instruments to leverage securities. Hence, derivative products' contributions to the overall market risk characteristics of a Portfolio will not materially alter its risk profile and will be fully consistent with the Portfolio's maturity guidelines.


      Stand-by Commitments -- The Municipal Portfolio may acquire "stand-by commitments" with respect to municipal securities held in its portfolio. Under a stand-by commitment, a dealer agrees to purchase, at the Portfolio's option, specified municipal securities at a specified price. The Portfolio intends to enter into stand-by commitments only with dealers, banks and broker-dealers which, in the opinion of MMC, present minimal credit risks. In evaluating the creditworthiness of the issuer of a stand-by commitment, MMC will periodically review the issuer's assets, liabilities, contingent claims and other relevant financial information. The Portfolio will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

      Year 2000 -- The investment management services provided to the Fund by MMC and the services provided to shareholders by Salomon Smith Barney depend on the smooth functioning of their computer systems. Many computer software systems in use today cannot recognize the year 2000, but revert to 1900 or some other date, due to the manner in which dates were encoded and calculated. That failure could have a negative impact on the Fund's operations, including the handling of securities trades, pricing and account services. MMC and Salomon Smith Barney have advised the Fund that they have been reviewing all of their computer systems and actively working on necessary changes to their systems to prepare for the year 2000 and expect that their systems will be compliant before that date. In addition, MMC has been advised by the Fund's custodian, transfer agent and accounting service agent that they are also in the process of modifying

--------------------------------------------------------------------------------
Investment Objectives and Policies (continued)
--------------------------------------------------------------------------------


their systems with the same goal. There can, however, be no assurance that MMC, Salomon Smith Barney or any other service provider will be successful, or that interaction with other non-complying computer systems will not impair Fund services at that time.

      In addition, the ability of issuers to make timely payments of interest and principal or to continue their operations or services may be impaired by the inadequate preparation of their computer systems for the year 2000. This may adversely affect the market values of securities of specific issuers or of securities generally if the inadequacy of preparation is perceived as widespread or as affecting trading markets.


--------------------------------------------------------------------------------
Common Investment Techniques
--------------------------------------------------------------------------------

      Participation Interests -- The Portfolios may invest in participation interests in any type of security in which the Portfolios may invest. A participation interest gives a Portfolio an undivided interest in the underlying securities in the proportion that the Portfolio's participation interest bears to the total principal amount of the underlying securities. Participation interests usually carry a demand feature, as described below, backed by a letter of credit or guarantee of the institution that issued the interests permitting the holder to tender them back to the institution.

      Demand Features -- The Portfolios may invest in securities that are subject to puts and standby commitments ("demand features"). Demand features give the Portfolio the right to resell securities at specified periods prior to their maturity dates to the seller or to some third party at an agreed upon price or yield. Securities with demand features may involve certain expenses and risks, including the inability of the issuer of the instrument to pay for the securities at the time the instrument is exercised, non-marketability of the instrument and differences between the maturity of the underlying security and the maturity of the instrument. Securities may cost more with demand features than without them. Demand features can serve three purposes: (i) to shorten the maturity of a variable or floating rate security, (ii) to enhance the instrument's credit quality, and (iii) to provide a source of liquidity. Demand features are often issued by third party financial institutions, generally domestic and foreign banks. Accordingly, the credit quality and liquidity of the Portfolios' investments may be dependent in part on the credit quality of the banks supporting the Portfolios' investments and changes in the credit quality of these financial institutions could cause losses to the Portfolios and effect their share prices. This will result in exposure to risks pertaining to the banking industry, including the foreign banking industry. Brokerage firms and insurance companies also provide certain liquidity and credit support.

      Variable and Floating Rate Securities -- The securities in which the Portfolios

--------------------------------------------------------------------------------
Common Investment Techniques (continued)
--------------------------------------------------------------------------------

invest may have variable or floating rates of interest. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate. Securities with ultimate maturities of greater than 13 months may be purchased only pursuant to Rule 2a-7. Under that Rule, only those long-term instruments that have demand features which comply with certain requirements and certain variable rate U.S. Government Securities may be purchased. Similar to fixed rate debt instruments, variable and floating rate instruments are subject to changes in value based on changes in market interest rates or changes in the issuer's or guarantor's creditworthiness. The rate of interest on securities purchased by a Portfolio may be tied to short-term Treasury or other government securities or indices on securities that are permissible investments of the Portfolios, as well as other money market rates of interest. The Portfolios will not purchase securities whose values are tied to interest rates or indexes that are not appropriate for the duration and volatility standards of a money market fund.

      Mortgage and Asset-Backed Securities -- Each of the Cash Portfolio and the Government Portfolio may purchase fixed or adjustable rate mortgage-backed securities issued by the Government National Mortgage Association, Federal National Mortgage Association or the Federal Home Loan Mortgage Corporation. In addition, the Cash Portfolio may purchase other asset-backed securities, including securities backed by automobile loans, equipment leases or credit card receivables. These securities directly or indirectly represent a participation in, or are secured by and payable from, fixed or adjustable rate mortgage or other loans which may be secured by real estate or other assets. Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Prepayments of the principal of underlying loans may shorten the effective maturities of these securities and may result in a Portfolio having to reinvest proceeds at a lower interest rate.

      Repurchase Agreements -- Each Portfolio may seek additional income by entering into repurchase agreements with respect to obligations that could otherwise be purchased by a Portfolio. Repurchase agreements are transactions in which a Portfolio purchases securities (normally U.S. Government Securities) and simultaneously commits to resell those securities to the seller at an agreed upon price on an agreed upon future date, normally one to seven days later. The resale price reflects a market rate of interest that is not related to the coupon rate or maturity of the securities. If the seller of the securities underlying a repurchase agreement fails to pay the agreed resale price on the agreed delivery date, a Portfolio may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so. The Fund's custodian maintains possession of the underlying collateral, which is maintained at not less than 100% of the repurchase price.

      Reverse Repurchase Agreements -- Each Portfolio may enter into reverse

--------------------------------------------------------------------------------
Common Investment Techniques (continued)
--------------------------------------------------------------------------------

repurchase agreements. Reverse repurchase agreements are transactions in which a Portfolio sells a security and simultaneously commits to repurchase that security from the buyer at an agreed upon price on an agreed upon future date. This technique will be used only for temporary or emergency purposes, such as meeting redemption requests or to earn additional income on portfolio securities.


      When-Issued or Delayed Delivery Securities -- Each Portfolio may purchase securities on a when-issued or delayed delivery basis. Securities so purchased are subject to market price fluctuation from the time of purchase but no interest on the securities accrues to a Portfolio until delivery and payment for the securities take place. Accordingly, the value of the securities on the delivery date may be more or less than the purchase price. The Fund's Custodian will maintain, in a segregated account of the Portfolio, cash, debt securities of any grade or equity securities, having a value equal to or greater than the Portfolio's purchase commitments, provided such securities have been determined by MMC to be liquid and unencumbered, and are marked to market daily, pursuant to guidelines established by the directors. Forward commitments will be entered into only when a Portfolio has the intention of taking possession of the securities, but a Portfolio may sell the securities before the settlement date if deemed advisable.


      Borrowing and Lending -- Each Portfolio may borrow money for temporary or emergency purposes in amounts up to 33 1/3% of its total assets; provided, however that no additional investments will be made while borrowings exceed 5% of a Portfolio's total assets. A Portfolio may not mortgage or pledge securities except to secure permitted borrowings. As a fundamental policy, a Portfolio will not lend securities or other assets if, as a result, more than 20% of its total assets would be lent to other parties; however, the Portfolios do not currently intend to engage in securities lending.

      Portfolio Turnover -- Because the Portfolios invest in securities with relatively short-term maturities, each Portfolio is expected to have a high portfolio turnover rate. However, a high turnover rate should not increase a Portfolio's costs because brokerage commissions are not normally charged on the purchase and sale of money market instruments.

--------------------------------------------------------------------------------
Risks and Special Considerations
--------------------------------------------------------------------------------

      Although each Portfolio only invests in high quality money market instruments, an investment in a Portfolio is subject to risk even if all securities in a Portfolio's portfolio are paid in full at maturity. All money market instruments, including U.S. Government Securities, can change in value as a result of changes in interest rates, the issuer's actual or perceived creditworthiness or the issuer's ability to meet its obligations.

--------------------------------------------------------------------------------
Risks and Special Considerations (continued)
--------------------------------------------------------------------------------

      Each Portfolio will be affected by general changes in interest rates which will result in increases or decreases in the value of the obligations held by such Portfolio. The market value of the obligations in each Portfolio can be expected to vary inversely to changes in prevailing interest rates. Investors should recognize that, in periods of declining interest rates, the yield of each Portfolio will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates, the yield of each Portfolio will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to each Portfolio from the continuous sale of its shares will likely be invested in portfolio instruments producing lower yields than the balance of the Portfolio, thereby reducing the current yield of the Portfolio. In periods of rising interest rates, the opposite can be expected to occur. In addition, securities in which the Portfolios will invest may not yield as high a level of current income as might be achieved by investing in securities with less liquidity and safety and longer maturities.

      Investments in securities issued by foreign banks or foreign issuers present certain risks, including those resulting from fluctuations in currency exchange rates, revaluation of currencies, future political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions and reduced availability of public information. Foreign issuers generally are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements applicable to domestic issuers. In addition, there may be less publicly available information about a foreign bank than about a domestic bank.

--------------------------------------------------------------------------------
Valuation of Shares
--------------------------------------------------------------------------------

      The net asset value per share of the Cash Portfolio and the Government Portfolio is determined as of 2 pm New York City time on each day that the New York Stock Exchange ("NYSE") and the Fund's custodian are open. The net asset value per share of the Municipal Portfolio is determined as of 12 noon, New York City time on each day that the NYSE and the Fund's custodian are open. The net asset value per share of each Portfolio is determined by dividing the Portfolio's net assets attributable to the Class (i.e., the value of its assets less liabilities) by the total number of shares of the Class outstanding. Each Portfolio may also determine net asset value per share on days when the NYSE is not open, but when the settlement of securities may otherwise occur. The Fund employs the amortized cost method of valuing portfolio securities and intends to use its best efforts to continue to maintain a constant net asset value of $1.00 per share.

--------------------------------------------------------------------------------
Dividends, Automatic Reinvestment and Taxes
--------------------------------------------------------------------------------


      Dividends and Distributions

      Each Portfolio declares a dividend from its net investment income daily, for each day the NYSE is open to conduct business, and pays dividends monthly. If a shareholder redeems an account in full between monthly dividend payment dates, all dividends declared up to and including the date of liquidation will be paid with the redemption proceeds. Dividends from net realized capital gains, if any, will be distributed annually. The Portfolios may also pay additional dividends shortly before December 31 from certain amounts of undistributed ordinary income and capital gains, in order to avoid a Federal excise tax liability. If a shareholder does not otherwise instruct, monthly income dividends and capital gain distributions will be reinvested automatically in additional shares of the same Class at net asset value, with no additional sales charge or CDSC.

      The per share amounts of dividends from net investment income on Class B shares may be lower than that of Class A shares, mainly as a result of the service fees applicable to the Class B shares. Capital gain distributions, if any, will be the same across both Classes of Fund shares.

      Taxes

      The following is a summary of the material federal tax considerations affecting the separate Portfolios and their shareholders. In addition to the considerations described below and in the SAI, there may be other federal, state, local, and/or foreign tax applications to consider. Because taxes are a complex matter, prospective shareholders are urged to consult their tax advisors for more detailed information with respect to the tax consequences of any investment.

      Each Portfolio of the Fund will be treated as a separate entity for tax purposes. The Portfolios intend to qualify, as in prior years, under Subchapter M of the Internal Revenue Code (the "Code") for tax treatment as regulated investment companies. In each taxable year that the separate Portfolios qualify, so long as such qualification is in the best interests of its shareholders, the Portfolios will pay no federal income tax on the net investment company taxable income and long-term capital gain that is distributed to its shareholders. The Municipal Portfolio also intends to satisfy conditions that will enable it to pay "exempt-interest dividends" to its shareholders. Exempt-interest dividends are generally not subject to regular federal income taxes, although, may be considered taxable for certain state and local income (or intangible) tax purposes.

      Dividends paid from net investment income (other than "exempt-interest dividends") and net realized short-term securities gain, are subject to federal income tax as ordinary income. Distributions, if any, from net realized long-term securities gains, derived from the sale of securities held by the Portfolio for more than one year, are taxable as long-term capital gains, regardless of the length of time a shareholder has owned Portfolio shares.

--------------------------------------------------------------------------------
Dividends, Automatic Reinvestment and Taxes (continued)
--------------------------------------------------------------------------------


      Shareholders are required to pay tax on all taxable distributions, even if those distributions are automatically reinvested in additional shares. None of the dividends paid will qualify for the corporate dividends received deduction. Dividends consisting of interest from U.S. government securities may be exempt from state and local income taxes. Shareholders will be informed of the source and tax status of all distributions promptly after the close of each calendar year.

      The Portfolios are required to withhold ("backup withholding") 31% of all taxable dividends, capital gain distributions, and the proceeds of any redemption, regardless of whether gain or loss is realized upon the redemption, for shareholders who do not provide the Portfolios with a correct taxpayer identification number (social security or employer identification number). Withholding from taxable dividends and capital gain distributions also is required for shareholders who otherwise are subject to backup withholding. Any tax withheld as a result of backup withholding does not constitute an additional tax, and may be claimed as a credit on the shareholders' federal income tax return.

      The Municipal Portfolio

      Exempt-interest dividends attributable to interest received by the Portfolio on certain "private activity" bonds will be treated as a specific tax preference item to be included in a shareholder's alternative minimum tax computation. In addition to the alternative minimum tax, corporate shareholders must include this percentage as a component in the corporate environmental tax computation. Exempt-interest dividends derived from the interest earned on private activity bonds will not be exempt from federal income tax for those shareholders who are "substantial users" (or persons related to "substantial users") of the facilities financed by these bonds.

      Shareholders who receive social security or equivalent railroad retirement benefits should note that exempt-interest dividends are one of the items taken into consideration in determining the amount of these benefits that may be subject to federal income tax.

      The interest expense incurred by a shareholder on borrowing made to purchase, or carry Portfolio shares, is not deductible for federal income tax purposes to the extent related to the exempt-interest dividends received on such shares.

      Dividends paid by the Portfolio from interest income on taxable investments, net realized short-term securities gains, and, all, or a portion of, any gains realized from the sale or other disposition of certain market discount bonds are subject to federal income tax as ordinary income. Distributions, if any, from net realized long-term securities gains, derived from the sale of bonds held by the Portfolio for more than one year, are taxable as long-term capital gains, regardless of the length of time a shareholder has owned Fund shares.

--------------------------------------------------------------------------------
Purchase of Shares
--------------------------------------------------------------------------------


      Purchases of Portfolio shares may be made directly through the Fund's transfer agent, First Data Investor Services Group, Inc. ("First Data"), through a brokerage account maintained with Salomon Smith Barney or with a broker that clears securities transactions through Salomon Smith Barney on a fully disclosed basis (an "Introducing Broker"). Salomon Smith Barney and other broker/dealers may charge their customers an annual account maintenance fee in connection with a brokerage account through which an investor purchases or holds shares. Accounts held directly at First Data are not subject to a maintenance fee. The Fund reserves the right to waive or change minimums, to decline any order to purchase its shares and to suspend the offering of shares from time to time. Class A shares are available for purchase by institutional investors on their own behalf.


      The minimum initial investment in each Portfolio is $1,000,000. The minimum subsequent investment is $50.

      The issuance of shares of a Portfolio is recorded on the books of the Fund, and, to avoid additional operating costs and for investor convenience, stock certificates will not be issued unless expressly requested in writing by a shareholder. Certificates will not be issued for fractional shares.


      The Fund's shares are sold continuously at their net asset value next determined after a purchase order is received and becomes effective. A purchase order becomes effective when First Data, Salomon Smith Barney or an Introducing Broker receives, or converts the purchase amount into Federal funds (i.e., monies of member banks within the Federal Reserve Board) that are either in the client's brokerage account at Salomon Smith Barney or the Introducing Broker before the Portfolio's close of business. When orders for the purchase of Fund shares are paid for in Federal funds, or are placed by an investor with sufficient Federal funds or cash balance in the investor's brokerage account with Salomon Smith Barney or the Introducing Broker, the order becomes effective on the day of receipt if the order is received prior to 12 noon (New York time) which is the close of business with respect to orders for the Municipal Portfolio and 2:00 p.m. (New York time) which is the close of business with respect to orders for the Cash and Government Portfolios, on any day the Fund calculates its net asset value. See "Valuation of Shares". Purchase orders received after the close of business or with respect to which Federal funds are not available, or when orders for the purchase of shares are paid for other than in Federal funds, will not be accepted and a new purchase order will need to be submitted on the next day the Fund calculates the Portfolio's net asset value. Shares purchased begin to accrue income dividends on the business day the purchase order becomes effective.

--------------------------------------------------------------------------------
Exchange Privilege
--------------------------------------------------------------------------------

      Shareholders of a Portfolio may exchange their shares for shares of any other Portfolio on the basis described below. To qualify for the Exchange Privilege, a shareholder must exchange shares with a current value of at least $1,000. Under the Exchange Privilege, each of the Portfolios offers to exchange its shares for shares of any other Portfolio, on the basis of relative net asset value per share. Since all of the Portfolios seek to maintain a constant $1.00 net asset value per share, it is expected that any exchange with those funds would be on a share-for-share basis. If in utilizing the Exchange Privilege the shareholder exchanges all his shares of a Portfolio, all dividends accrued on such shares for the month to date will be invested in shares of the Portfolio into which the exchange is being made. An exchange between Portfolios pursuant to the Exchange Privilege is treated as a sale for Federal income tax purposes and depending upon the circumstances, a short- or long-term capital gain or loss may be realized.


      To exercise the Exchange Privilege, shareholders should contact First Data or their Salomon Smith Barney Financial Consultant, who will advise the applicable Portfolio of the exchange. A shareholder may make exchanges by telephone, provided that (i) he has elected the telephone exchange option on the account application, (ii) the registration of the account for the new Portfolio will be the same as for the Portfolio from which it is exchanged, and (iii) the shares to be exchanged are not in certificate form. To make exchanges by telephone, a shareholder should call the telephone number listed above. The shareholder should identify himself by name and account number and give the name of the Portfolio into which he wishes to make the exchange, the name of the Portfolio and the number of shares he wishes to exchange. The shareholder also may write to First Data requesting that the exchange be effected. Such letter must be signed exactly as the account is registered with signature(s) guaranteed by a commercial bank which is a member of the FDIC, a trust company or a member firm of a domestic securities exchange. The Fund reserves the right to acquire a properly completed Exchange Application.


--------------------------------------------------------------------------------
Redemption of Shares
--------------------------------------------------------------------------------

      These exchange privileges may be modified or terminated at any time.

      Redemption of Shares. Shareholders may redeem their shares without charge on any day the Fund calculates its net asset value. See "Valuation of Shares." Redemption requests received in proper form prior to 2:00 p.m. (12:00 noon in the case of the Municipal Portfolio), New York time, are priced at the net asset value as next determined. Redemption requests received after 2:00 p.m. (12:00 noon in the case of the Municipal Portfolio), New York time, will not be accepted and a new redemption request should be submitted on the following day that the Fund

--------------------------------------------------------------------------------
Redemption of Shares (continued)
--------------------------------------------------------------------------------


calculates its net asset value. Redemption requests must be made through Salomon Smith Barney, an introducing broker or the securities dealer in the selling group through whom the shares were purchased, except that shareholders who purchased shares of the Fund from First Data may also redeem shares directly through First Data. A shareholder desiring to redeem shares represented by certificates also must present the certificates to Salomon Smith Barney, the Introducing Broker or First Data endorsed for transfer (or accompanied by an endorsed stock power), signed exactly as the shares are registered. Redemption requests involving shares represented by certificates will not be deemed received until certificates are received by First Data in proper form.

      Shares held at Salomon Smith Barney. A redemption request received by Salomon Smith Barney in proper form before 2:00 p.m. (12:00 noon in the case of the Municipal Portfolio) will not earn a dividend on the day the request is received and redemption proceeds will be credited to a shareholder's account on the same day.


      Shares held at First Data. A shareholder who purchased shares of the Fund directly through First Data may redeem shares through First Data in the manner described in the Prospectus under "Expedited Redemption Procedures" and "Ordinary Redemption Procedures".

      Expedited Redemption Procedures


      Shareholders meeting the requirements stated below may initiate redemptions by submitting their redemption requests by telephone at 800-451-2010 or mail to First Data and have the proceeds sent by a Federal funds wire to a previously designated bank account. A redemption request received prior to 2:00 p.m. (12:00 noon in the case of the Municipal Portfolio) (New York time) will not earn a dividend on the day the request is received and payment will be made in Federal funds wired on the same business day. If an expedited redemption request for which the redemption proceeds will be wired is received after 2:00 p.m. (12:00 noon in the case of the Municipal Portfolio) (New York time), and prior to the close of regular trading on a day on which First Data is open for business, the redemption proceeds will be wired on the next business day following the redemption request that First Data is open for business. A redemption request received after 2:00 p.m. (12:00 noon in the case of the Municipal Portfolio) (New York time) will earn a dividend on the day the request is received. If an expedited redemption request is received after the regular close of trading on the NYSE or on a day that Salomon Smith Barney or First Data is closed, the redemption proceeds will be wired on the next business day following receipt of the redemption request. Therefore, a redeeming shareholder will receive a dividend on the day the request is received, but not on the day that shares are redeemed out of his account. The Fund or First Data will not be liable for following instructions communicated by telephone that they reasonably

--------------------------------------------------------------------------------
Redemption of Shares (continued)
--------------------------------------------------------------------------------

believe to be genuine. In this regard, the Fund and First Data will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Telephone redemptions and exchanges are not available for shares for which certificates have been issued.


      To utilize the expedited redemption procedure, all shares must be held in non-certificate form in the shareholder's account. In addition, an account application with the expedited section properly completed must be on file with First Data before an expedited redemption request is submitted. This form requires a shareholder to designate the bank account to which its redemption proceeds should be sent. Any change in the bank account designated to receive the proceeds must be submitted in proper form on a new account application with signature guaranteed. In making a telephone redemption request, a shareholder must provide the shareholder's name and account number, the dollar amount of the redemption requested, the name of the Portfolio, and the name of the bank to which the redemption proceeds should be sent. If the information provided by the shareholder does not correspond to the information on the application, the transaction will not be approved. If, because of unusual circumstances, a shareholder is unable to contact First Data at the telephone number listed on the preceding page to make an expedited redemption request, he may contact his Salomon Smith Barney Financial Consultant to effect such a redemption, or request redemption in writing as described under "Ordinary Redemption Procedures" below.


      Ordinary Redemption Procedures

      If this method of redemption is used, the shareholder may submit his redemption request in writing to First Data. A Portfolio will make payment for shares redeemed pursuant to the ordinary redemption procedures by check sent to the shareholder at the address on such shareholder's account application. Such checks will normally be sent out within one business day, but in no event more than three business days after receipt of the redemption request in proper form. If certificates have been issued representing the shares to be redeemed, prior to effecting a redemption with respect to such shares, First Data must have received such certificates. A shareholder's signature must be guaranteed by an "eligible guarantor institution", as such term is defined by Rule 17 Ad-15 of the Securities Exchange Act of 1934, as amended, the existence and validity of which may be verified by First Data through use of industry publications. A notary public is not an acceptable guarantor. In certain instances, First Data may request additional documentation which it believes necessary to insure proper authorization such as, but not limited to: trust instruments, death certificates, appointment of executor or administrator, or certificates of corporate authority. Shareholders having questions regarding proper documentation should contact First Data.

--------------------------------------------------------------------------------
Minimum Account Size
--------------------------------------------------------------------------------

      The Fund reserves the right to redeem involuntarily any shareholder's account if the aggregate net asset value of the shares of a Portfolio held in the account is less than $100,000 (if a shareholder has more than one account in a Portfolio, each account must satisfy the minimum account size.) Before the Directors of the Fund elect to exercise such right, shareholders will receive prior written notice and will be permitted 60 days to bring accounts up to the minimum to avoid involuntary redemption.

--------------------------------------------------------------------------------
Yield Information
--------------------------------------------------------------------------------

      The Portfolios may measure performance in several ways, including "yield", "effective yield" and "tax equivalent yield" (for the Municipal Portfolio only). A Portfolio's yield is a way of showing the rate of income the Portfolio earns on its investments as a percentage of the Portfolio's share price. Yield represents the income, less expenses generated by the investments, in the Portfolio over a seven-day period expressed as an annual percentage rate. Effective yield is similar in that it is calculated over the same time frame, but instead the net investment income is compounded and then annualized. Due to the compounding effect, the effective yield will normally be higher than the yield. The Municipal Portfolio may also quote its tax-equivalent yield, which shows the taxable yield an investor would have to earn before taxes to equal the Portfolio's tax-free yield. Portfolio yield figures are based upon historical earnings and are not intended to indicate future performance.

      From time to time in advertisements or sales material, the Portfolios may discuss their performance ratings or other information as published by recognized statistical or rating services, such as Lipper Analytical Services, Inc., IBC Money Fund Report, Morningstar, or by publications of general interest, such as Forbes or Money. In addition, the Portfolios may compare their yields to those of certain U.S. Treasury obligations or other money market instruments.

--------------------------------------------------------------------------------
Management of the Fund
--------------------------------------------------------------------------------

      Directors

      Overall responsibility for management and supervision of the Fund rests with its Directors. The Directors approve all significant agreements between the Fund and the companies that furnish services to the Fund and each Portfolio, including agreements with the Fund's distributor, investment manager, custodian and transfer agent. The day-to-day operations of each Portfolio are delegated to the Portfolio's investment manager. The Statement of Additional Information contains background information regarding each Director and executive officer of the Fund.

--------------------------------------------------------------------------------
Management of the Fund (continued)
--------------------------------------------------------------------------------

      Investment Manager


      MMC manages the day-to-day operations of each Portfolio pursuant to management agreements entered into by the Fund on behalf of each Portfolio, subject to the direction of the Directors of the Fund. As compensation for MMC's services to the Portfolios, each Portfolio pays a monthly fee at the annual rate of 0.27% of the value of that Portfolio's average daily net assets.

    MMC waived a portion of its management fee for the Fund for the fiscal year ended May 31, 1998, and the effective rate of the management fee was 0.15%, 0.11% and 0.09% of the daily net assets for the Cash Portfolio, Government Portfolio and Municipal Portfolio, respectively. For the past fiscal year, total operating expenses without the management fee waiver were 0.35%, 0.39% and 0.41% of the average daily net assets for the Cash Portfolio, Government Portfolio and Municipal Portfolio, respectively.

      MMC is a wholly owned subsidiary of Salomon Smith Barney Holdings Inc., which is a wholly owned subsidiary of Travelers Group, Inc. ("Travelers"), a diversified financial services holding company engaged, through its subsidiaries, principally in four business segments: Investment Services, including Asset Management, Consumer Finance Services, Life Insurance Services and Property & Casualty Services. Salomon Smith Barney and Salomon Smith Barney Holdings Inc. are each located at 388 Greenwich Street, New York, New York 10013.

      MMC was incorporated on March 12, 1968 under the laws of Delaware. As of August 31, 1998 MMC had aggregate assets under management in excess of $106 billion.



      On April 6, 1998, Travelers announced that it had entered into a Merger Agreement with Citicorp. The transaction was approved by the stockholders of both Travelers and Citicorp on June 22, 1998 and by the Federal Reserve Board on September 23, 1998. The companies expect the merger to close on or about October 8, 1998, creating a new entity to be called Citigroup. By approving the merger, the Federal Reserve Board approved Travelers, as the surviving entity, becoming a bank holding company subject to regulation under the Bank Holding Company Act of 1956 (the "BHCA"), the requirements of the Glass-Steagall Act and certain other laws and regulations. MMC does not believe that its compliance with the applicable law will have a material adverse effect on its ability to continue to provide the Fund with the same level of investment advisory services that it currently receives.



--------------------------------------------------------------------------------
Distributor
--------------------------------------------------------------------------------


      Salomon Smith Barney serves as Principal Underwriter of shares of the Fund. The Fund has adopted a Distribution and Shareholder Servicing Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. With respect to Class A shares, the Plan permits MMC to use its advisors fee to pay a fee to Salomon Smith Barney which in turn makes payments to securities dealers with which Salomon Smith Barney has entered into selected dealers agreements. Salomon Smith Barney may also use a portion of the fee it receives under the Plan to compensate its Financial Consultants. The purpose of the Plan is to promote distribution of the Fund's shares and to

--------------------------------------------------------------------------------
Distributor (continued)
--------------------------------------------------------------------------------

enhance the provision of shareholder services. The Plan merely permits the reallocation of a portion of the advisory fee received to pay for distribution related and shareholder servicing activities.


      The Glass-Steagall Act currently prohibits certain financial institutions from underwriting securities of open-end investment companies, such as the Fund. Therefore, in connection with the merger of Travelers and Citicorp and as a consequence of the applicability of the BHCA and the Glass-Steagall Act, the Fund plans to retain the services of a new entity (which is not otherwise affiliated with Travelers) to act as distributor of the Portfolio's shares.


--------------------------------------------------------------------------------
Additional Information
--------------------------------------------------------------------------------

      The Fund, an open-end, management investment company, was organized under the laws of the State of Maryland on March 28, 1995. The Directors have authorized the issuance of three series of shares, each representing shares in one of three separate Portfolios, and may also authorize the creation of additional series of shares. Each share of a Portfolio represents an equal proportionate interest in the net assets of that Portfolio or Class with each other share of the same Portfolio or Class and is entitled to such dividends and distributions out of the net income of that Portfolio or Class as are declared in the discretion of the Directors. Shareholders are entitled to one vote for each share held and will vote in the aggregate and not by Portfolio or Class, except as otherwise required by the 1940 Act or Maryland General Corporation Law. As described under "Voting Rights" in the Statement of Additional Information, the Portfolio ordinarily will not hold shareholder meetings; however, shareholders have the right to call a meeting upon a vote of 10% of the Portfolio's outstanding shares for the purpose of voting to remove Directors and the Fund will assist shareholders in calling such a meeting as required by the 1940 Act.

      PNC Bank, National Association, located at 17th and Chestnut Streets, Philadelphia, Pennsylvania 19103, is the custodian of each Portfolio's assets.

      First Data, located at Exchange Place, Boston, Massachusetts 02109, provides transfer agency and shareholder services for the Fund.

      The Fund sends to each shareholder a semi-annual report and an audited annual report, each of which includes a list of the investment securities held by the Fund at the end of the period covered.

                                                            SALOMON SMITH BARNEY
                                                A Member of TravelersGroup[LOGO]


                                                 Smith Barney Institutional Cash
                                                           Management Fund, Inc.
                                                                  Class A Shares


                                                            388 Greenwich Street
                                                        New York, New York 10013



                                                                     FD0958 9/98


PROSPECTUS

                                                                    Smith Barney
                                                              Institutional Cash
                                                                      Management
                                                                      Fund, Inc.
                                                                  Class B Shares


                                                              SEPTEMBER 28, 1998


                                                   Prospectus begins on page one

[LOGO] Smith Barney Mutual Funds
       Investing for your future.
       Every day.

--------------------------------------------------------------------------------
Prospectus                                                    September 28, 1998
--------------------------------------------------------------------------------


      Smith Barney Institutional
      Cash Management Fund -- Class B Shares
      388 Greenwich Street
      New York, New York 10013
      (800) 451-2010

      Smith Barney Institutional Cash Management Fund, Inc. (the "Fund") is a money market fund that invests in high quality money market instruments. The Fund is a no-load, open-end management investment company that offers shares in three Portfolios: the Cash Portfolio, the Government Portfolio and the Municipal Portfolio (individually, a "Portfolio" and collectively, the "Portfolios").

      The investment objective of each of the Cash Portfolio and the Government Portfolio is to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity. The investment objective of the Municipal Portfolio is to maximize current income exempt from Federal income taxes to the extent consistent with the preservation of capital and the maintenance of liquidity.

      An investment in a Portfolio is neither insured nor guaranteed by the U.S. Government. There is no assurance that a Portfolio will be able to maintain a stable net asset value of $1.00 per share.


      Each Portfolio is designed primarily for institutions as an economical and convenient means for the investment of short-term funds. Each Portfolio currently offers two Classes of shares. Class A shares may be purchased by institutional investors on their own behalf. Class B shares may be purchased by institutional investors on behalf of their clients. A Prospectus for Class A shares is available upon request and without charge by calling the Fund at the telephone number set forth above or by contacting a Salomon Smith Barney Financial Consultant.

      This Prospectus sets forth concisely certain information about the Fund and the Portfolios, including service fees and expenses, that prospective investors will find helpful in making an investment decision. Investors are encouraged to read this Prospectus carefully and retain it for future reference. Additional information about the Fund is contained in a Statement of Additional Information dated September 28, 1998, as amended or supplemented from time to time, that is available upon request and without charge by calling or writing the Fund at the telephone number or address set forth above. The Statement of Additional Information has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated by reference into this Prospectus in its entirety.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------
Table of Contents
--------------------------------------------------------------------------------


Fee Table                                                                      3
--------------------------------------------------------------------------------
Financial Highlights                                                           4
--------------------------------------------------------------------------------
Investment Objectives and Policies                                             5
--------------------------------------------------------------------------------
Common Investment Techniques                                                  13
--------------------------------------------------------------------------------
Risks and Special Considerations                                              15
--------------------------------------------------------------------------------
Valuation of Shares                                                           16
--------------------------------------------------------------------------------
Dividends, Automatic Reinvestment and Taxes                                   17
--------------------------------------------------------------------------------
Purchase of Shares                                                            19
--------------------------------------------------------------------------------
Exchange Privilege                                                            20
--------------------------------------------------------------------------------
Redemption of Shares                                                          20
--------------------------------------------------------------------------------
Minimum Account Size                                                          23
--------------------------------------------------------------------------------
Yield Information                                                             23
--------------------------------------------------------------------------------
Management of the Fund                                                        23
--------------------------------------------------------------------------------
Distributor and Service Organizations                                         24
--------------------------------------------------------------------------------
Additional Information                                                        25
--------------------------------------------------------------------------------

================================================================================

      No person has been authorized to give any information or to make any representations in connection with this offering other than those contained in this Prospectus and, if given or made, such other information and representations must not be relied upon as having been authorized by the Fund or Salomon Smith Barney Inc. ("Salomon Smith Barney" or the "Distributor"). This Prospectus does not constitute an offer by the Fund or Salomon Smith Barney, to sell or a solicitation of an offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful to make such offer or solicitation in such jurisdiction.


================================================================================

--------------------------------------------------------------------------------
Fee Table
--------------------------------------------------------------------------------

      The following expense table lists the costs and expenses that an investor will incur either directly or indirectly as a shareholder of a Portfolio based on its projected annual operating expenses:

Smith Barney Institutional Cash Management      Cash     Government   Municipal
Funds -- Class B Shares                       Portfolio   Portfolio   Portfolio
================================================================================
Shareholders Transaction Expenses
    Sales Charge Imposed on Purchase            None        None        None
    Deferred Sales Charge                       None        None        None


Annual Portfolio Operating Expenses
    (as a percentage of average net assets)
      Management Fees (after waiver)**          0.15%       0.11%       0.09%
      12b-1 Fees                                0.25        0.25        0.25
      Other Expenses                            0.07        0.08*       0.08*
================================================================================
TOTAL PORTFOLIO OPERATING
    EXPENSES                                    0.47%       0.48%       0.48%
================================================================================

* "Other Expenses" have been estimated based on expenses for Class A shares of Government and Municipal Portfolios because no Class B shares for the portfolios were outstanding as May 31, 1998. These estimated expenses include a management fee waiver. Absent the fee waiver, for its most recent fiscal year end, management fee would have been 0.27% for each portfolio. "Total Portfolio Operating Expenses" would have been 0.48%, 0.64% and 0.66%, respectively for the Cash Portfolio, Government Portfolio and Municipal Portfolio.


      Example

      The following example is intended to assist an investor in understanding the various costs that an investor in each of the Portfolios will bear directly or indirectly. The example assumes payment by the Portfolio of operating expenses at the levels set forth in the table above. See "Purchase of Shares," "Redemption of Shares," "Management of the Fund" and "Distributor."


Smith Barney Institutional
Cash Management
Funds -- Class B Shares              1 Year      3 Years     5 Years    10 Years
================================================================================
An investor would pay the
following expenses on a $1,000
investment, assuming (1) 5.00%
annual return and (2)
redemption at the end of each
time period:
    Cash Portfolio                     5           15          26         59
    Government Portfolio               5           15          26         60
    Municipal Portfolio                5           15          27         60
================================================================================

      The example also provides a means for the investor to compare expense levels of funds with different fee structures over varying investment periods. To facilitate such comparison, all funds are required to utilize a 5.00% annual return assumption. However, a Portfolio's actual return will vary and may be greater or less than 5.00%. This example should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown.

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------


      The following information has been audited by KPMG Peat Marwick LLP, independent auditors, whose report thereon appears in the Fund's Annual Report dated May 31, 1998. The information set out below should be read in conjunction with the financial statements and related notes that also appear in the Fund's Annual Report which is incorporated by reference into the Statement of Additional Information.

For a share of each class of capital stock outstanding throughout the period:

                                                                     Class B
                                                                     Shares
                                                                     -------
Cash Portfolio                                                      1998(1)(2)
================================================================================
Net Asset Value, Beginning of Year                                $     1.00
--------------------------------------------------------------------------------
  Net investment income (3)                                            0.031
  Distributions from net investment income                            (0.031)
--------------------------------------------------------------------------------
Net Asset Value, End of Year                                      $     1.00
--------------------------------------------------------------------------------
Total Return                                                            3.13%++
--------------------------------------------------------------------------------
Net Assets, End of Year (000s)                                    $    2,400
--------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses (3)(4)                                                       0.47%+
  Net investment income                                                 5.21+
================================================================================

(1)   For the period from October 28, 1997 (inception date) to May 31, 1998.
(2) For the period ended May 31, 1998 there were no Class B shares outstanding for the Government and Municipal portfolios.
(3) The Manager has waived a portion of its management fees for the Portfolio for the period ended May 31, 1998. If the Manager had not agreed to the fee waiver, the per share effect decrease in investment income and the ratio of expenses to average net assets for Class B shares would have been:

                 Per Share Decrease to             Expense Ratio
                 Net Investment Income          Without Fee Waiver
                 ---------------------          ------------------
                         1998                          1998
                         ----                          ----
      Class B           $0.000*                        0.48%+

(4) As a result of a voluntary expense limitation, the ratio of expenses to average net assets of the Portfolio will not exceed 0.80%.
*     Amount represents less than $0.001.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+     Annualized.

--------------------------------------------------------------------------------
Investment Objectives and Policies
--------------------------------------------------------------------------------

      The investment objective of each Portfolio set forth in this Prospectus is fundamental and may not be changed without the affirmative vote of a majority of the outstanding voting securities of that Portfolio. Shareholders will be notified of material changes in investment policies. The Portfolios are subject to additional investment policies and restrictions described in the Statement of Additional Information, some of which are fundamental and may not be changed without shareholder approval.

      The investment objective of each of the Cash Portfolio and the Government Portfolio is to seek maximum current income to the extent consistent with preservation of capital and the maintenance of liquidity. The investment objective of the Municipal Portfolio is to seek maximum current income that is exempt from Federal income taxes to the extent consistent with preservation of capital and the maintenance of liquidity. There can be no assurance that a Portfolio will achieve its investment objective or be able to maintain a stable net asset value of $1.00 per share.

      Common Investment Policies


      The Portfolios will invest only in eligible high quality, short-term money market instruments that present minimal credit risks, as determined by Mutual Management Corp. ("MMC") (formerly known as Smith Barney Mutual Fund Management Inc.), the Fund's investment manager, pursuant to procedures adopted by the Fund's Board of Directors (the "Directors"). Each Portfolio may invest only in U.S. dollar denominated instruments that have a remaining maturity of 13 months or less (as calculated pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"), and will maintain a dollar weighted average portfolio maturity of 90 days or less.


      Portfolio Quality


      Each Portfolio will limit its investments to securities that the Directors determine present minimal credit risks and that are "Eligible Securities" at the time of acquisition by the Portfolio. The term "Eligible Securities" includes securities rated by the "Requisite NRSROs" in one of the two highest short-term rating categories, securities of issuers that have received such ratings with respect to other short-term debt securities and comparable unrated securities. "Requisite NRSROs" means, in the case of the Portfolios, (a) any two nationally recognized statistical rating organizations ("NRSROs") that have issued a rating with respect to a security or class of debt obligations of an issuer or (b) one NRSRO, if only one NRSRO has issued a rating with respect to such security or issuer at the time the Portfolio acquires the security. The NRSROs currently designated as such by the SEC are Standard & Poor's Ratings Group ("S & P"), Moody's Investors Service, Inc. ("Moody's"), Fitch IBCA, Inc., Duff and Phelps Credit Rating Co. and Thomson

--------------------------------------------------------------------------------
Investment Objectives and Policies (continued)
--------------------------------------------------------------------------------

BankWatch. A more detailed discussion of the categories of Municipal Obligations (as defined below) and the ratings of NRSROs is contained in the Statement of Additional Information relating to the Portfolios.

      In addition, the Cash Portfolio and the Government Portfolio may not invest more than 5% of their respective total assets in Eligible Securities that have not received the highest rating from the Requisite NRSROs and comparable unrated securities ("Second Tier Securities") and may not invest more than the greater of 1% of their respective total assets or one million dollars in the Second Tier Securities of any one issuer.

      The Cash Portfolio

      The Cash Portfolio pursues its objective by investing primarily in high quality commercial paper and obligations of financial institutions. The Portfolio may also invest in U.S. Government Securities (as defined below) and municipal securities, although the Portfolio expects to invest in such securities to a lesser degree.


      Debt Securities -- The Portfolio may invest in debt obligations of domestic and foreign issuers, including commercial paper (short-term promissory notes issued by companies to finance their, or their affiliates', current obligations), notes and bonds and variable amount master demand notes. The Portfolio may invest in privately issued commercial paper that is restricted as to disposition under the federal securities laws. In general, any sale of this paper may not be made without registration under the Securities Act of 1933, as amended (the "1933 Act"), or the availability of an appropriate exemption therefrom. Pursuant to the provisions of Section 4(2) of the 1933 Act, however, some privately issued commercial paper ("Section 4(2) paper") is eligible for resale to institutional investors, and accordingly, MMC may determine that a liquid market exists for that paper pursuant to guidelines adopted by the Directors. If a particular investment in Section 4(2) paper is not determined to be liquid, that investment will be included within the 10% limitation on illiquid securities.


      Obligations of Financial Institutions -- The Portfolio may invest in obligations of financial institutions. Examples of obligations in which the Portfolio may invest include negotiable certificates of deposit, bankers' acceptances and time deposits of U.S. banks having total assets in excess of $1 billion or the equivalent of $1 billion in other currencies (in the case of foreign banks) and securities backed by letters of credit of U.S. banks or other U.S. financial institutions that are members of the Federal Reserve System or the Federal Deposit Insurance Corporation ("FDIC") (including obligations of foreign branches of such members), if either: (a) the principal amount of the obligation is insured in full by the FDIC, or (b) the issuer of such obligation has capital, surplus and undivided profits in excess of $100 million or total assets of $1 billion (as reported in its most recently published financial

--------------------------------------------------------------------------------
Investment Objectives and Policies (continued)
--------------------------------------------------------------------------------

statements prior to the date of investment). Under current FDIC regulations, the maximum insurance payable as to any one certificate of deposit is $100,000; therefore, certificates of deposit in denominations greater than $100,000 that are purchased by the Portfolio will not be fully insured. The Cash Portfolio may purchase fixed time deposits maturing from two business days to seven calendar days up to 10% of its total assets. The Cash Portfolio may also purchase fixed time deposits maturing in more than seven calendar days but in less than one year, provided, however, that such fixed time deposits shall be considered illiquid securities.

      The Cash Portfolio intends to maintain at least 25% of its total assets invested in obligations of domestic and foreign banks, subject to the abovementioned size criteria. The Portfolio may invest in instruments issued by domestic banks, including those issued by their branches outside the United States and subsidiaries located in Canada, and in instruments issued by foreign banks through their branches located in the United States and the United Kingdom. In addition, the Cash Portfolio may invest in fixed time deposits of foreign banks issued through their branches located in Grand Cayman Island, Nassau, Tokyo and Toronto. The Portfolio may also invest in Eurodollar and Yankee bank obligations as discussed below.

      Eurodollar or Yankee Obligations -- Eurodollar bank obligations are dollar denominated certificates of deposit or time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee bank obligations are dollar denominated obligations issued in the U.S. capital markets by foreign banks. Eurodollar (and to a limited extent, Yankee) bank obligations are subject to certain sovereign risks. One such risk is the possibility that a foreign government might prevent dollar denominated funds from flowing across its borders. Other risks include: adverse political and economic developments in a foreign country; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and expropriation or nationalization of foreign issuers. See "Risks and Special Considerations."

      U.S. Government Securities -- The Portfolio may invest without limit in U.S. Government Securities as described below under "The Government Portfolio."

      Municipal Securities -- The Portfolio may invest in obligations of states, territories or possessions of the United States and their subdivisions, authorities and corporations as described below under "The Municipal Portfolio." These obligations may pay interest that is exempt from Federal income taxation.

      Custodial Receipts -- The Cash Portfolio may acquire custodial receipts or certificates with respect to U.S. Government Securities, such as CATS, TIGRs and FICO Strips, underwritten by securities dealers or banks that evidence ownership of

--------------------------------------------------------------------------------
Investment Objectives and Policies (continued)
--------------------------------------------------------------------------------

future interest payments, principal payments or both on certain notes or bonds issued by the U.S. Government, its agencies, authorities or instrumentalities. The underwriters of these certificates or receipts purchase a U.S. Government Security and deposit the security in an irrevocable trust or custodial account with a custodian bank, which then issues receipts or certificates that evidence ownership of the periodic unmatured coupon payments and the final principal payment on the U.S. Government Security. Custodial receipts evidencing specific coupon or principal payments have the same general attributes as zero coupon U.S. Government Securities but are not U.S. Government Securities. Although typically under the terms of a custodial receipt the Cash Portfolio is authorized to assert its rights directly against the issuer of the underlying obligation, the Cash Portfolio may be required to assert through the custodian bank such rights as may exist against the underlying issuer. Thus, in the event the underlying issuer fails to pay principal and/or interest when due, the Cash Portfolio may be subject to delays, expenses and risks that are greater than those that would have been involved if the Cash Portfolio had purchased a direct obligation of the issuer. In addition, in the event that the trust or custodial account in which the underlying security has been deposited is determined to be an association taxable as a corporation, instead of a nontaxable entity, the yield on the underlying security would be reduced in respect of any taxes paid.

      The Government Portfolio

      The Government Portfolio pursues its objective by investing exclusively in obligations issued and/or guaranteed, as to payment of principal and interest, by the United States government or by its agencies and instrumentalities and repurchase agreements secured by such obligations. The Government Portfolio will be rated from time to time by S&P and Moody's.

      U.S. Government Securities -- U.S. government securities are securities issued or guaranteed by the U.S. government, its agencies and instrumentalities and include repurchase agreements collateralized and municipal securities refunded with escrowed U.S. government securities ("U.S. Government Securities"). U.S. Government Securities in which the Portfolio may invest include U.S. Treasury securities and obligations issued or guaranteed by U.S. government agencies and instrumentalities that are backed by the full faith and credit of the U.S. government, such as those guaranteed by the Small Business Administration or issued by the Government National Mortgage Association. In addition, U.S. Government Securities in which the Portfolio may invest include securities supported by the right of the issuer to borrow from the U.S. Treasury, such as securities of Federal Home Loan Banks; and securities supported primarily or solely by the creditworthiness of the issuer, such as securities of the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation and the Tennessee

--------------------------------------------------------------------------------
Investment Objectives and Policies (continued)
--------------------------------------------------------------------------------

Valley Authority. There is no guarantee that the U.S. government will support securities not backed by its full faith and credit. Accordingly, although these securities have historically involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the full faith and credit of the U.S. government.

      The Municipal Portfolio


      The Municipal Portfolio pursues its objective by investing primarily in municipal securities whose interest is exempt from Federal income taxes. Under normal market conditions, the Portfolio will invest at least 80% of its assets in municipal securities whose interest is exempt from Federal income taxes. However, the Portfolio reserves the right to invest up to 20% of the value of its assets in securities whose interest is federally taxable. In addition, the Portfolio may invest without limit in private activity bonds. Interest income on certain types of private activity bonds issued after August 7, 1986 to finance non-governmental activities is a specific tax preference item for purposes of the Federal individual and corporate alternative minimum taxes. Individual and corporate shareholders may be subject to a Federal alternative minimum tax to the extent the Portfolio's dividends are derived from interest on these bonds. These private activity bonds are included in the term "municipal securities" for purposes of determining compliance with the 80% test described above. Dividends derived from interest income on all municipal securities are a component of the "current earnings" adjustment item for purposes of the Federal corporate alternative minimum tax. Additionally, when MMC is unable to locate investment opportunities with desirable risk/reward characteristics, the Portfolio may invest without limit in cash and cash equivalents, including obligations that may be Federally taxable (See "Taxable Investments").


      Municipal Securities -- The municipal securities in which the Portfolio may invest include municipal notes and short-term municipal bonds. Municipal notes are generally used to provide for the issuer's short-term capital needs and generally have maturities of thirteen months or less. Examples include tax anticipation and revenue anticipation notes, which generally are issued in anticipation of various seasonal revenues, bond anticipation notes, construction loan notes and tax-exempt commercial paper. Short-term municipal bonds may include "general obligation bonds," which are secured by the issuer's pledge of its faith, credit and taxing power for payment of principal and interest; "revenue bonds," which are generally paid from the revenues of a particular facility or a specific excise tax or other source; and "industrial development bonds," which are issued by or on behalf of public authorities to provide funding for various privately operated industrial and commercial facilities. The Portfolio may also invest in high quality participation interests in municipal securities. A more detailed description of various types of

--------------------------------------------------------------------------------
Investment Objectives and Policies (continued)
--------------------------------------------------------------------------------

municipal securities is contained in Appendix B in the Statement of Additional Information.

      When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the issuing entity and a security is backed only by the assets and revenues of the issuing entity, that entity will be deemed to be the sole issuer of the security. Similarly, in the case of an industrial development bond backed only by the assets and revenues of the non-governmental issuer, the non-governmental issuer will be deemed to be the sole issuer of the bond.

      At times, the Portfolio may invest more than 25% of the value of its total assets in tax-exempt securities that are related in such a way that an economic, business, or political development or change affecting one such security could similarly affect the other securities; for example, securities whose issuers are located in the same state, or securities whose interest is derived from revenues of similar type projects. The Portfolio may also invest more than 25% of its assets in industrial development bonds or participation interests therein.

      The Municipal Portfolio intends to conduct its operations so as to qualify as a "regulated investment company" for purposes of the Internal Revenue Code of 1986, as amended (the "Code"), which will relieve the Portfolio of any liability for Federal income tax to the extent that its earnings are distributed to shareholders. In order to so qualify, among other things, the Portfolio must ensure that, at the close of each quarter of the taxable year, (i) not more than 25% of the market value of the Portfolio's total assets will be invested in the securities (other than U.S. Government Securities) of a single issuer or of two or more issuers that the Portfolio controls and that are engaged in the same, similar or related trades or businesses and (ii) at least 50% of the market value of the Portfolio's total assets is represented by (a) cash and cash items,
(b) U.S. Government Securities and (c) other securities limited in respect of any one issuer to an amount not greater in value than 5% of the market value of the Portfolio's total assets and to not more than 10% of the outstanding voting securities of the issuer.

      Yields on municipal securities are dependent on a variety of factors, including the general conditions of the money market and of the municipal bond and municipal note markets, the size of a particular offering, the maturity of the obligation and the rating of the issue. The achievement of the Portfolio's investment objective is dependent in part on the continuing ability of the issuers of municipal securities in which the Portfolio invests to meet their obligations for the payment of principal and interest when due. Obligations of issuers of municipal securities are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Bankruptcy Reform Act of 1978, as amended. Therefore, the possibility exists that as a result of litigation or other

--------------------------------------------------------------------------------
Investment Objectives and Policies (continued)
--------------------------------------------------------------------------------

conditions, the ability of any issuer to pay, when due, the principal of and interest on its municipal securities may be materially affected.

      Municipal Leases -- The Portfolio may invest in municipal leases or participation interests therein. Municipal leases are municipal securities which may take the form of a lease or an installment purchase or conditional sales contract. Municipal leases are issued by state and local governments and authorities to acquire a wide variety of equipment and facilities.


      Lease obligations may not be backed by the issuing municipality's credit and may involve risks not normally associated with general obligation bonds and other revenue bonds. For example, their interest may become taxable if the lease is assigned and the holders may incur losses if the issuer does not appropriate funds for the lease payment on an annual basis, which may result in termination of the lease and possible default. MMC may determine that a liquid market exists for municipal lease obligations pursuant to guidelines established by the Directors.


      Taxable Investments -- As discussed above, although the Portfolio will attempt to invest substantially all of its assets in municipal securities whose interest is exempt from Federal income tax, the Portfolio may, under certain circumstances, invest in certain securities whose interest is subject to such taxation. These securities include: (i) short-term obligations of the U.S. government, its agencies or instrumentalities, (ii) certificates of deposit, bankers' acceptances and interest bearing savings deposits of banks having total assets of more than $1 billion and whose deposits are insured by the FDIC, (iii) commercial paper and (iv) repurchase agreements as described below covering any of the securities described in items (i) and (iii) above or any other obligations of the U.S. government, its agencies or instrumentalities .

      Derivative Products -- The Municipal Portfolio may invest up to 20% of the value of its assets in one or more of the three principal types of derivative product structures described below. Derivative products are typically structured by a bank, broker-dealer or other financial institution. A derivative product generally consists of a trust or partnership through which the Portfolio holds an interest in one or more underlying bonds coupled with a conditional right to sell ("put") the Portfolio's interest in the underlying bonds at par plus accrued interest to a financial institution (a "Liquidity Provider"). Typically, a derivative product is structured as a trust or partnership which provides for pass-through tax-exempt income. There are currently three principal types of derivative structures: (1) "Tender Option Bonds", which are instruments which grant the holder thereof the right to put an underlying bond at par plus accrued interest at specified intervals to a Liquidity Provider; (2) "Swap Products", in which the trust or partnership swaps the payments due on an underlying bond with a swap counterparty who agrees to pay a floating municipal money market interest rate; and (3) "Partnerships", which allocate to the partners

--------------------------------------------------------------------------------
Investment Objectives and Policies (continued)
--------------------------------------------------------------------------------

income, expenses, capital gains and losses in accordance with a governing partnership agreement.

      Investments in derivative products raise certain tax, legal, regulatory and accounting issues which may not be presented by investments in other municipal obligations. There is some risk that certain issues could be resolved in a manner which could adversely impact the performance of the Portfolio. For example, the tax-exempt treatment of the interest paid to holders of derivative products is premised on the legal conclusion that the holders of such derivative products have an ownership interest in the underlying bonds. While the Portfolio receives an opinion of legal counsel to the effect that the income from each derivative product is tax-exempt to the same extent as the underlying bond, the Internal Revenue Service (the "IRS") has not issued a ruling on this subject. Were the IRS to issue an adverse ruling, there is a risk that the interest paid on such derivative products would be deemed taxable.

      The Portfolio intends to limit the risk of derivative products by purchasing only those derivative products that are consistent with the Portfolio's investment objective and policies. The Portfolio will not use such instruments to leverage securities. Hence, derivative products' contributions to the overall market risk characteristics of a Portfolio will not materially alter its risk profile and will be fully consistent with the Portfolio's maturity guidelines.


      Stand-by Commitments -- The Municipal Portfolio may acquire "stand-by commitments" with respect to municipal securities held in its portfolio. Under a stand-by commitment, a dealer agrees to purchase, at the Portfolio's option, specified municipal securities at a specified price. The Portfolio intends to enter into stand-by commitments only with dealers, banks and broker-dealers which, in the opinion of MMC, present minimal credit risks. In evaluating the creditworthiness of the issuer of a stand-by commitment, MMC will periodically review the issuer's assets, liabilities, contingent claims and other relevant financial information. The Portfolio will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

      Year 2000 -- The investment management services provided to the Fund by MMC and the services provided to shareholders by Salomon Smith Barney depend on the smooth functioning of their computer systems. Many computer software systems in use today cannot recognize the year 2000, but revert to 1900 or some other date, due to the manner in which dates were encoded and calculated. That failure could have a negative impact on the Fund's operations, including the handling of securities trades, pricing and account services. MMC and Salomon Smith Barney have advised the Fund that they have been reviewing all of their computer systems and actively working on necessary changes to their systems to prepare for the year 2000 and expect that their systems will be compliant before

--------------------------------------------------------------------------------
Investment Objectives and Policies (continued)
--------------------------------------------------------------------------------


that date. In addition, MMC has been advised by the Fund's custodian, transfer agent and accounting service agent that they are also in the process of modifying their systems with the same goal. There can, however, be no assurance that MMC, Salomon Smith Barney or any other service provider will be successful, or that interaction with other non-complying computer systems will not impair Fund services at that time.

   In addition, the ability of issuers to make timely payments of interest and principal or to continue their operations or services may be impaired by the inadequate preparation of their computer systems for the year 2000. This may adversely affect the market values of securities of specific issuers or of securities generally if the inadequacy of preparation is perceived as widespread or as affecting trading markets.


--------------------------------------------------------------------------------
Common Investment Techniques
--------------------------------------------------------------------------------

      Participation Interests -- The Portfolios may invest in participation interests in any type of security in which the Portfolios may invest. A participation interest gives a Portfolio an undivided interest in the underlying securities in the proportion that the Portfolio's participation interest bears to the total principal amount of the underlying securities. Participation interests usually carry a demand feature, as described below, backed by a letter of credit or guarantee of the institution that issued the interests permitting the holder to tender them back to the institution.

      Demand Features -- The Portfolios may invest in securities that are subject to puts and standby commitments ("demand features"). Demand features give the Portfolio the right to resell securities at specified periods prior to their maturity dates to the seller or to some third party at an agreed upon price or yield. Securities with demand features may involve certain expenses and risks, including the inability of the issuer of the instrument to pay for the securities at the time the instrument is exercised, non-marketability of the instrument and differences between the maturity of the underlying security and the maturity of the instrument. Securities may cost more with demand features than without them. Demand features can serve three purposes: (i) to shorten the maturity of a variable or floating rate security, (ii) to enhance the instrument's credit quality, and (iii) to provide a source of liquidity. Demand features are often issued by third party financial institutions, generally domestic and foreign banks. Accordingly, the credit quality and liquidity of the Portfolios' investments may be dependent in part on the credit quality of the banks supporting the Portfolios' investments and changes in the credit quality of these financial institutions could cause losses to the Portfolios and effect their share prices. This will result in exposure to risks pertaining to the banking industry, including the foreign banking industry. Brokerage firms and insurance companies also provide certain liquidity and credit support.

--------------------------------------------------------------------------------
Common Investment Techniques (continued)
--------------------------------------------------------------------------------

      Variable and Floating Rate Securities -- The securities in which the Portfolios invest may have variable or floating rates of interest. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate. Securities with ultimate maturities of greater than 13 months may be purchased only pursuant to Rule 2a-7. Under that Rule, only those long-term instruments that have demand features which comply with certain requirements and certain variable rate U.S. Government Securities may be purchased. Similar to fixed rate debt instruments, variable and floating rate instruments are subject to changes in value based on changes in market interest rates or changes in the issuer's or guarantor's creditworthiness. The rate of interest on securities purchased by a Portfolio may be tied to short-term Treasury or other government securities or indices on securities that are permissible investments of the Portfolios, as well as other money market rates of interest. The Portfolios will not purchase securities whose values are tied to interest rates or indexes that are not appropriate for the duration and volatility standards of a money market fund.

      Mortgage and Asset-Backed Securities -- Each of the Cash Portfolio and the Government Portfolio may purchase fixed or adjustable rate mortgage-backed securities issued by the Government National Mortgage Association, Federal National Mortgage Association or the Federal Home Loan Mortgage Corporation. In addition, the Cash Portfolio may purchase other asset-backed securities, including securities backed by automobile loans, equipment leases or credit card receivables. These securities directly or indirectly represent a participation in, or are secured by and payable from, fixed or adjustable rate mortgage or other loans which may be secured by real estate or other assets. Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Prepayments of the principal of underlying loans may shorten the effective maturities of these securities and may result in a Portfolio having to reinvest proceeds at a lower interest rate.

      Repurchase Agreements -- Each Portfolio may seek additional income by entering into repurchase agreements with respect to obligations that could otherwise be purchased by a Portfolio. Repurchase agreements are transactions in which a Portfolio purchases securities (normally U.S. Government Securities) and simultaneously commits to resell those securities to the seller at an agreed upon price on an agreed upon future date, normally one to seven days later. The resale price reflects a market rate of interest that is not related to the coupon rate or maturity of the securities. If the seller of the securities underlying a repurchase agreement fails to pay the agreed resale price on the agreed delivery date, a Portfolio may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so. The Fund's custodian maintains possession of the underlying collateral, which is maintained at not less than 100% of the repurchase price.

--------------------------------------------------------------------------------
Common Investment Techniques (continued)
--------------------------------------------------------------------------------

      Reverse Repurchase Agreements -- Each Portfolio may enter into reverse repurchase agreements. Reverse repurchase agreements are transactions in which a Portfolio sells a security and simultaneously commits to repurchase that security from the buyer at an agreed upon price on an agreed upon future date. This technique will be used only for temporary or emergency purposes, such as meeting redemption requests or to earn additional income on portfolio securities.


      When-Issued or Delayed Delivery Securities -- Each Portfolio may purchase securities on a when-issued or delayed delivery basis. Securities so purchased are subject to market price fluctuation from the time of purchase but no interest on the securities accrues to a Portfolio until delivery and payment for the securities take place. Accordingly, the value of the securities on the delivery date may be more or less than the purchase price. The Fund's custodian will maintain, in a segregated account of the Portfolio, cash, debt securities of any grade or equity securities, having a value equal to or greater than the Portfolio's purchase commitments, provided such securities have been determined by MMC to be liquid and unencumbered, and are marked to market daily, pursuant to guidelines established by the directors. Forward commitments will be entered into only when a Portfolio has the intention of taking possession of the securities, but a Portfolio may sell the securities before the settlement date if deemed advisable.


      Borrowing and Lending -- Each Portfolio may borrow money for temporary or emergency purposes in amounts up to 33 1/3% of its total assets; provided, however that no additional investments will be made while borrowings exceed 5% of a Portfolio's total assets. A Portfolio may not mortgage or pledge securities except to secure permitted borrowings. As a fundamental policy, a Portfolio will not lend securities or other assets if, as a result, more than 20% of its total assets would be lent to other parties; however, the Portfolios do not currently intend to engage in securities lending.

      Portfolio Turnover -- Because the Portfolios invest in securities with relatively short-term maturities, each Portfolio is expected to have a high portfolio turnover rate. However, a high turnover rate should not increase a Portfolio's costs because brokerage commissions are not normally charged on the purchase and sale of money market instruments.

--------------------------------------------------------------------------------
Risks and Special Considerations
--------------------------------------------------------------------------------

      Although each Portfolio only invests in high quality money market instruments, an investment in a Portfolio is subject to risk even if all securities in a Portfolio's portfolio are paid in full at maturity. All money market instruments, including U.S. Government Securities, can change in value as a result of changes in interest rates, the issuer's actual or perceived creditworthiness or the issuer's ability to meet its obligations.

--------------------------------------------------------------------------------
Risks and Special Considerations (continued)
--------------------------------------------------------------------------------

      Each Portfolio will be affected by general changes in interest rates which will result in increases or decreases in the value of the obligations held by such Portfolio. The market value of the obligations in each Portfolio can be expected to vary inversely to changes in prevailing interest rates. Investors should recognize that, in periods of declining interest rates, the yield of each Portfolio will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates, the yield of each Portfolio will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to each Portfolio from the continuous sale of its shares will likely be invested in portfolio instruments producing lower yields than the balance of the Portfolio, thereby reducing the current yield of the Portfolio. In periods of rising interest rates, the opposite can be expected to occur. In addition, securities in which the Portfolios will invest may not yield as high a level of current income as might be achieved by investing in securities with less liquidity and safety and longer maturities.

      Investments in securities issued by foreign banks or foreign issuers present certain risks, including those resulting from fluctuations in currency exchange rates, revaluation of currencies, future political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions and reduced availability of public information. Foreign issuers generally are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements applicable to domestic issuers. In addition, there may be less publicly available information about a foreign bank than about a domestic bank.

--------------------------------------------------------------------------------
Valuation of Shares
--------------------------------------------------------------------------------

      The net asset value per share of the Cash Portfolio and the Government Portfolio is determined as of 2:00 p.m. New York City time on each day that the New York Stock Exchange ("NYSE") and the Fund's custodian are open. The net asset value per share of the Municipal Portfolio is determined as of 12:00 noon New York City time on each day that the NYSE and the Fund's custodian are open. The net asset value per share of each Portfolio is determined by dividing the Portfolio's net assets attributable to the Class (i.e., the value of its assets less liabilities) by the total number of shares of the Class outstanding. Each Portfolio may also determine net asset value per share on days when the NYSE is not open, but when the settlement of securities may otherwise occur. The Fund employs the amortized cost method of valuing portfolio securities and intends to use its best efforts to continue to maintain a constant net asset value of $1.00 per share.

--------------------------------------------------------------------------------
Dividends, Automatic Reinvestment and Taxes
--------------------------------------------------------------------------------

      Dividends and Distributions


      Each Portfolio declares a dividend from its net investment income daily, for each day the NYSE is open to conduct business, and pays dividends monthly. If a shareholder redeems an account in full between monthly dividend payment dates, all dividends declared up to and including the date of liquidation will be paid with the redemption proceeds. Dividends from net realized capital gains, if any, will be distributed annually. The Portfolios may also pay additional dividends shortly before December 31 from certain amounts of undistributed ordinary income and capital gains, in order to avoid a Federal excise tax liability. If a shareholder does not otherwise instruct, monthly income dividends and capital gain distributions will be reinvested automatically in additional shares of the same Class at net asset value, with no additional sales charge or CDSC.

      The per share amounts of dividends from net investment income on Class B shares may be lower than that of Class A shares, mainly as a result of the service fees applicable to the Class B shares. Capital gain distributions, if any, will be the same across both Classes of Fund shares.

      Taxes

      The following is a summary of the material federal tax considerations affecting the separate Portfolios and their shareholders. In addition to the considerations described below and in the SAI, there may be other federal, state, local, and/or foreign tax applications to consider. Because taxes are a complex matter, prospective shareholders are urged to consult their tax advisors for more detailed information with respect to the tax consequences of any investment.

      Each Portfolio of the Fund will be treated as a separate entity for tax purposes. The Portfolios intend to qualify, as in prior years, under Subchapter M of the Internal Revenue Code (the "Code") for tax treatment as regulated investment companies. In each taxable year that the separate Portfolios qualify, so long as such qualification is in the best interests of its shareholders, the Portfolios will pay no federal income tax on the net investment company taxable income and long-term capital gain that is distributed to its shareholders. The Municipal Portfolio also intends to satisfy conditions that will enable it to pay "exempt-interest dividends" to its shareholders. Exempt-interest dividends are generally not subject to regular federal income taxes, although, may be considered taxable for certain state and local income (or intangible) tax purposes.

      Dividends paid from net investment income (other than "exempt-interest dividends") and net realized short-term securities gain, are subject to federal income tax as ordinary income. Distributions, if any, from net realized long-term securities gains, derived from the sale of securities held by the Portfolio for more than one year, are taxable as long-term capital gains, regardless of the length of time a shareholder has owned Portfolio shares.

--------------------------------------------------------------------------------
Dividends, Automatic Reinvestment and Taxes (continued)
--------------------------------------------------------------------------------


      Shareholders are required to pay tax on all taxable distributions, even if those distributions are automatically reinvested in additional shares. None of the dividends paid will qualify for the corporate dividends received deduction. Dividends consisting of interest from U.S. government securities may be exempt from state and local income taxes. Shareholders will be informed of the source and tax status of all distributions promptly after the close of each calendar year.

      The Portfolios are required to withhold ("backup withholding") 31 % of all taxable dividends, capital gain distributions, and the proceeds of any redemption, regardless of whether gain or loss is realized upon the redemption, for shareholders who do not provide the Portfolios with a correct taxpayer identification number (social security or employer identification number). Withholding from taxable dividends and capital gain distributions also is required for shareholders who otherwise are subject to backup withholding. Any tax withheld as a result of backup withholding does not constitute an additional tax, and may be claimed as a credit on the shareholders' federal income tax return.

      The Municipal Portfolio

      Exempt-interest dividends attributable to interest received by the Portfolio on certain "private activity" bonds will be treated as a specific tax preference item to be included in a shareholder's alternative minimum tax computation. In addition to the alternative minimum tax, corporate shareholders must include this percentage as a component in the corporate environmental tax computation. Exempt-interest dividends derived from the interest earned on private activity bonds will not be exempt from federal income tax for those shareholders who are "substantial users" (or persons related to "substantial users") of the facilities financed by these bonds. `

      Shareholders who receive social security or equivalent railroad retirement benefits should note that exempt-interest dividends are one of the items taken into consideration in determining the amount of these benefits that may be subject to federal income tax.

      The interest expense incurred by a shareholder on borrowing made to purchase, or carry Portfolio shares, is not deductible for federal income tax purposes to the extent related to the exempt-interest dividends received on such shares.

      Dividends paid by the Portfolio from interest income on taxable investments, net realized short-term securities gains, and, all, or a portion of, any gains realized from the sale or other disposition of certain market discount bonds are subject to federal income tax as ordinary income. Distributions, if any, from net realized long-term securities gains, derived from the sale of bonds held by the Portfolio for more than one year, are taxable as long-term capital gains, regardless of the length of time a shareholder has owned Fund shares.

--------------------------------------------------------------------------------
Purchase of Shares
--------------------------------------------------------------------------------


      Purchases of Portfolio shares may be made directly through the Fund's transfer agent, First Data Investor Services Group, Inc. ("First Data"), through a brokerage account maintained with Salomon Smith Barney or with a broker that clears securities transactions through Salomon Smith Barney on a fully disclosed basis (an "Introducing Broker"). Salomon Smith Barney and other broker/dealers may charge their customers an annual account maintenance fee in connection with a brokerage account through which an investor purchases or holds shares. Accounts held directly at First Data are not subject to a maintenance fee. The Fund reserves the right to waive or change minimums, to decline any order to purchase its shares and to suspend the offering of shares from time to time. Class B shares are available for purchase by institutional investors on behalf of their clients. The minimum initial investment in each portfolio is $1,000,000. The minimum subsequent investment is $50.


      The issuance of shares of a Portfolio is recorded on the books of the Fund, and, to avoid additional operating costs and for investor convenience, stock certificates will not be issued unless expressly requested in writing by a shareholder. Certificates will not be issued for fractional shares.


      The Fund's shares are sold continuously at their net asset value next determined after a purchase order is received and becomes effective. A purchase order becomes effective when First Data, Salomon Smith Barney or an Introducing Broker receives, or converts the purchase amount into Federal funds (i.e., monies of member banks within the Federal Reserve Board) that are either in the client's brokerage account at Salomon Smith Barney or the Introducing broker before the Portfolio's close of business. When orders for the purchase of Fund shares are paid for in Federal funds, or are placed by an investor with sufficient Federal funds or cash balance in the investor's brokerage account with Salomon Smith Barney or the Introducing Broker, the order becomes effective on the day of receipt if the order is received prior to 12 noon (New York time) which is the close of business with respect to orders for the Municipal Portfolio and 2:00 p.m. (New York time) which is the close of business with respect to orders for the Cash and Government Portfolios, on any day the Fund calculates its net asset value. See "Valuation of Shares." Purchase orders received after the close of business or with respect to which Federal funds are not available, or when orders for the purchase of shares are paid for other than in Federal funds, will not be accepted and a new purchase order will need to be submitted on the next day the Fund calculates the Portfolio's net asset value. Shares purchased begin to accrue income dividends on the business day the purchase order becomes effective.

--------------------------------------------------------------------------------
Exchange Privilege
--------------------------------------------------------------------------------

      Shareholders of a Portfolio may exchange their shares for shares of any other Portfolio on the basis described below. To qualify for the Exchange Privilege, a shareholder must exchange shares with a current value of at least $1,000. Under the Exchange Privilege, each of the Portfolios offers to exchange its shares for shares of any other Portfolio, on the basis of relative net asset value per share. Since all of the Portfolios seek to maintain a constant $1.00 net asset value per share, it is expected that any exchange with those funds would be on a share-for-share basis. If in utilizing the Exchange Privilege the shareholder exchanges all his shares of a Portfolio, all dividends accrued on such shares for the month to date will be invested in shares of the Portfolio into which the exchange is being made. An exchange between Portfolios pursuant to the Exchange Privilege is treated as a sale for Federal income tax purposes and depending upon the circumstances, a short- or long-term capital gain or loss may be realized.


      To exercise the Exchange Privilege, shareholders should contact First Data, or their Salomon Smith Barney Financial Consultants, who will advise the applicable Portfolio of the exchange. A shareholder may make exchanges by telephone, provided that (i) he has elected the telephone exchange option on the account application, (ii) the registration of the account for the new Portfolio will be the same as for the Portfolio from which it is exchanged, and (iii) the shares to be exchanged are not in certificate form. To make exchanges by telephone, a shareholder should call the telephone number listed above. The shareholder should identify himself by name and account number and give the name of the Portfolio into which he wishes to make the exchange, the name of the Portfolio and the number of shares he wishes to exchange. The shareholder also may write to First Data requesting that the exchange be effected. Such letter must be signed exactly as the account is registered with signature(s) guaranteed by a commercial bank which is a member of the FDIC or by a trust company or a member firm of a domestic securities exchange. The Fund reserves the right to acquire a properly completed Exchange Application.


--------------------------------------------------------------------------------
Redemption of Shares
--------------------------------------------------------------------------------

      These exchange privileges may be modified or terminated at any time.

      Redemption of Shares. Shareholders may redeem their shares without charge on any day the Fund calculates its net asset value. See "Valuation of Shares." Redemption requests received in proper form prior to 2:00 p.m. (12:00 noon in the case of the Municipal Portfolio), New York time, are priced at the net asset value as next determined. Redemption requests received after 2:00 p.m. (12:00 noon in the case of the Municipal Portfolio), New York time, will not be accepted and a new redemption request should be submitted on the following day that the Fund

--------------------------------------------------------------------------------
Redemption of Shares (continued)
--------------------------------------------------------------------------------


calculates its net asset value. Redemption requests must be made through Salomon Smith Barney, an Introducing Broker or the securities dealer in the selling group through whom the shares were purchased, except that shareholders who purchased shares of the Fund from First Data may also redeem shares directly through First Data. A shareholder desiring to redeem shares represented by certificates also must present the certificates to Salomon Smith Barney, the Introducing Broker or First Data endorsed for transfer (or accompanied by an endorsed stock power), signed exactly as the shares are registered. Redemption requests involving shares represented by certificates will not be deemed received until certificates are received by First Data in proper form.

      Shares held at Salomon Smith Barney. A redemption request received by Salomon Smith Barney in proper form before 2:00 p.m. (12:00 noon in the case of the Municipal Portfolio) will not earn a dividend on the day the request is received and redemption proceeds will be credited to a shareholder's account on the same day.


      Shares held at First Data. A shareholder who purchased shares of the Fund directly through First Data may redeem shares through First Data in the manner described in the Prospectus under "Expedited Redemption Procedures" and "Ordinary Redemption Procedures".

      Expedited Redemption Procedures


      Shareholders meeting the requirements stated below may initiate redemptions by submitting their redemption requests by telephone at 800-451-2010 or mail to First Data and have the proceeds sent by a Federal Funds wire to a previously designated bank account. A redemption request received prior to 2:00 p.m. (12:00 noon in the case of the Municipal Portfolio) (New York time) will not earn a dividend on the day the request is received and payment will be made in Federal Funds wired on the same business day. If an expedited redemption request for which the redemption proceeds will be wired is received after 2:00 p.m. (12:00 noon in the case of the Municipal Portfolio) (New York time), and prior to the close of regular trading on the NYSE on a day on which First Data is open for business, the redemption proceeds will be wired on the next business day following the redemption request that First Data is open for business. A redemption request received after 2:00 p.m. (12:00 noon in the case of the Municipal Portfolio) (New York time) will earn a dividend on the day the request is received. If an expedited redemption request is received after the regular close of trading on the NYSE or on a day that Salomon Smith Barney or First Data is closed, the redemption proceeds will be wired on the next business day following receipt of the redemption request. Therefore, a redeeming shareholder will receive a dividend on the day the request is received, but not on the day that shares are redeemed out of his account. The Fund or First Data will not be liable for following instructions communicated by telephone that they reasonably believe to be genuine. In this regard,

--------------------------------------------------------------------------------
Redemption of Shares (continued)
--------------------------------------------------------------------------------

the Fund and First Data will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Telephone redemptions and exchanges are not available for shares for which certificates have been issued.

      To utilize the expedited redemption procedure, all shares must be held in non-certificate form in the shareholder's account. In addition, an account application with the expedited section properly completed must be on file with First Data before an expedited redemption request is submitted. This form requires a shareholder to designate the bank account to which its redemption proceeds should be sent. Any change in the bank account designated to receive the proceeds must be submitted in proper form on a new account application with signature guaranteed. In making a telephone redemption request, a shareholder must provide the shareholder's name and account number, the dollar amount of the redemption requested, the name of the Portfolio, and the name of the bank to which the redemption proceeds should be sent. If the information provided by the shareholder does not correspond to the information on the application, the transaction will not be approved. If, because of unusual circumstances, a shareholder is unable to contact First Data at the telephone number listed above to make an expedited redemption request, he may contact his Smith Barney Financial Consultant to effect such a redemption or request redemption in writing as described under "Ordinary Redemption Procedures" below.

      Ordinary Redemption Procedures

      If this method of redemption is used, the shareholder may submit his redemption request in writing to First Data. A Portfolio will make payment for shares redeemed pursuant to the ordinary redemption procedure by check sent to the shareholder at the address on such shareholder's account application. Such checks will normally be sent out within one business day, but in no event more than three business days after receipt of the redemption request in proper form. If certificates have been issued representing the shares to be redeemed, prior to effecting a redemption with respect to such shares First Data must have received such certificates. A shareholder's signature must be guaranteed by an "eligible guarantor institution", as such term is defined by Rule 17 Ad-15 of the Securities Exchange Act of 1934, as amended, the existence and validity of which may be verified by First Data through use of industry publications. A notary public is not an acceptable guarantor. In certain instances, First Data may request additional documentation which it believes necessary to insure proper authorization such as, but not limited to: trust instruments, death certificates, appointment of executor or administrator, or certificates of corporate authority. Shareholders having questions regarding proper documentation should contact First Data.

--------------------------------------------------------------------------------
Minimum Account Size
--------------------------------------------------------------------------------

   The Fund reserves the right to redeem involuntarily any shareholder's account if the aggregate net asset value of the shares of a Portfolio held in the account is less than $100,000 (if a shareholder has more than one account in a Portfolio, each account must satisfy the minimum account size.) Before the Directors of the Fund elect to exercise such right, shareholders will receive prior written notice and will be permitted 60 days to bring accounts up to the minimum to avoid involuntary redemption.

--------------------------------------------------------------------------------
Yield Information
--------------------------------------------------------------------------------

      The Portfolios may measure performance in several ways, including "yield", "effective yield" and "tax equivalent yield" (for the Municipal Portfolio only). A Portfolio's yield is a way of showing the rate of income the Portfolio earns on its investments as a percentage of the Portfolio's share price. Yield represents the income, less expenses generated by the investments, in the Portfolio over a seven-day period expressed as an annual percentage rate. Effective yield is similar in that it is calculated over the same time frame, but instead the net investment income is compounded and then annualized. Due to the compounding effect, the effective yield will normally be higher than the yield. The Municipal Portfolio may also quote its tax-equivalent yield, which shows the taxable yield an investor would have to earn before taxes to equal the Portfolio's tax-free yield. Portfolio yield figures are based upon historical earnings and are not intended to indicate future performance.

      From time to time in advertisements or sales material, the Portfolios may discuss their performance ratings or other information as published by recognized statistical or rating services, such as Lipper Analytical Services, Inc., IBC Money Fund Report, Morningstar, or by publications of general interest, such as Forbes or Money. In addition, the Portfolios may compare their yields to those of certain U.S. Treasury obligations or other money market instruments.

--------------------------------------------------------------------------------
Management of the Fund
--------------------------------------------------------------------------------

      Directors

      Overall responsibility for management and supervision of the Fund rests with its Directors. The Directors approve all significant agreements between the Fund and the companies that furnish services to the Fund and each Portfolio, including agreements with the Fund's distributor, investment manager, custodian and transfer agent. The day-to-day operations of each Portfolio are delegated to the Portfolio's

--------------------------------------------------------------------------------
Management of the Fund (continued)
--------------------------------------------------------------------------------

investment manager. The Statement of Additional Information contains background information regarding each Director and executive officer of the Fund.

      Investment Manager


      MMC manages the day-to-day operations of each Portfolio pursuant to management agreements entered into by the Fund on behalf of each Portfolio, subject to the direction of the Directors of the Fund. As compensation for MMC's services to the Portfolios, each Portfolio pays a monthly fee at the annual rate of 0.27% of the value of that Portfolio's average daily net assets.

      MMC waived a portion of its management fee for the Fund for the fiscal year ended May 31, 1998, and the effective rate of the management fee was 0.15%, 0.11% and 0.09% for the Cash Portfolio, Government Portfolio and Municipal Portfolio, respectively. For the past fiscal year, total operating expenses without the management fee waiver for the Cash portfolio was 0.48% of the daily net assets. No Class B shares were outstanding for the Government Portfolio or the Municipal Portfolio during the period, however management estimates that total operating expenses without the management fee waiver would have been 0.64% and 0.66% of average daily net assets, respectively.

      MMC is a wholly owned subsidiary of Salomon Smith Barney Holdings Inc., which is a wholly owned subsidiary of Travelers Group, Inc. ("Travelers"), a diversified financial services holding company engaged, through its subsidiaries, principally in four business segments: Investment Services, including Asset Management, Consumer Finance Services, Life Insurance Services and Property & Casualty Services. Salomon Smith Barney and Salomon Smith Barney Holdings Inc. are each located at 388 Greenwich Street, New York, New York 10013.

      MMC was incorporated on March 12, 1968 under the laws of Delaware. As of August 31, 1998 MMC had aggregate assets under management in excess of $106 billion.

On April 6, 1998, Travelers announced that it had entered into a Merger Agreement with Citicorp. The transaction was approved by the stockholders of both Travelers and Citicorp on June 22, 1998 and by the Federal Reserve Board on September 23, 1998. The companies expect the merger to close on or about October 8, 1998, creating a new entity to be called Citigroup. By approving the merger, the Federal Reserve Board approved Travelers, as the surviving entity, becoming a bank holding company subject to regulation under the Bank Holding Company Act of 1956 (the "BHCA"), the requirements of the Glass-Steagall Act and certain other laws and regulations. MMC does not believe that its compliance with the applicable law will have a material adverse effect on its ability to continue to provide the Fund with the same level of investment advisory services that it currently receives.



--------------------------------------------------------------------------------
Distributor and Service Organizations
--------------------------------------------------------------------------------


      Salomon Smith Barney serves as Principal Underwriter of shares of the Fund. The Fund has adopted a Distribution and Shareholder Servicing Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. The Plan permits the Fund to make payments to institutional investors such as banks, savings and loans associations

--------------------------------------------------------------------------------
Distributor and Service Organizations (continued)
--------------------------------------------------------------------------------

and other financial institutions ("service organizations") who are purchasing Class B shares on behalf of their customers, at an annual rate of 0.25% of that Class' average daily net assets.


      The Glass-Steagall Act currently prohibits certain financial institutions from underwriting securities of open-end investment companies, such as the Fund. Therefore, in connection with the merger of Travelers and Citicorp and as a consequence of the applicability of the BHCA and the Glass-Steagall Act, the Fund plans to retain the services of a new entity (which is not otherwise affiliated with Travelers) to act as distributor of the Portfolio's shares.

      The Fund will enter into an agreement with each service organization which purchases Class B shares to provide certain services to the beneficial owners of such shares. Such services include aggregating and processing purchase and redemption requests from customers and placing net purchase and redemption orders with Salomon Smith Barney; processing dividend payments from the Fund on behalf of the customers; providing information periodically to customers showing their positions in shares; arranging for bank wires; responding to customer inquiries relating to the services provided by the service organization and handling correspondence; and acting as shareholder of record and nominee. Under terms of the agreements, service organizations are required to provide to their customers a schedule of any fees that they may charge customers in connection with their investment in Class B shares. The service organizations may be subject to various state laws regarding the services described above, and may be required to register as dealers pursuant to state law.


--------------------------------------------------------------------------------
Additional Information
--------------------------------------------------------------------------------

      The Fund, an open-end, management investment company, was organized under the laws of the State of Maryland on March 28, 1995. The Directors have authorized the issuance of three series of shares, each representing shares in one of three separate Portfolios, and may also authorize the creation of additional series of shares. Each share of a Portfolio represents an equal proportionate interest in the net assets of that Portfolio or Class with each other share of the same Portfolio or Class and is entitled to such dividends and distributions out of the net income of that Portfolio or Class as are declared in the discretion of the Directors. Shareholders are entitled to one vote for each share held and will vote in the aggregate and not by Portfolio or Class except as otherwise required by the 1940 Act or Maryland General Corporation Law. As described under "Voting Rights" in the Statement of Additional Information, the Portfolio ordinarily will not hold shareholder meetings; however, shareholders have the right to call a meeting upon a vote of 10% of the Portfolio's outstanding shares for the purpose of voting to remove Directors and the

--------------------------------------------------------------------------------
Additional Information
--------------------------------------------------------------------------------

Fund will assist shareholders in calling such a meeting as required by the 1940 Act.

      PNC Bank, National Association, located at 17th and Chestnut Streets, Philadelphia, Pennsylvania 19103, is the custodian of each Portfolio's assets.

      First Data, located at Exchange Place, Boston, Massachusetts 02109, provides transfer agency and shareholder services for the Fund.

      The Fund sends to each shareholder a semi-annual report and an audited annual report, each of which includes a list of the investment securities held by the Fund at the end of the period covered.

                                                            SALOMON SMITH BARNEY
                                              ----------------------------------
                                                A Member of TravelersGroup[LOGO]


                                                 Smith Barney Institutional Cash
                                                           Management Fund, Inc.
                                                                  Class B Shares

                                                            388 Greenwich Street
                                                        New York, New York 10013



                                                                  FD 0959  9/981


PART B

STATEMENT OF ADDITIONAL INFORMATION

SMITH BARNEY
INSTITUTIONAL CASH MANAGEMENT FUND, INC.

388 Greenwich Street
New York, NY 10013
800-451-2010


STATEMENT OF ADDITIONAL INFORMATION
September 28, 1998


The Cash Portfolio, the Government Portfolio and the
Municipal Portfolio.


This Statement of Additional Information ("SAI") expands upon and supplements the information contained in the current prospectuses of Class A shares and Class B shares each dated September 28, 1998, as amended or supplemented from time to time (the
"Prospectuses"), of Smith Barney Institutional Cash
Management Fund, Inc. (the "Fund") relating to the
Cash Portfolio, the Government Portfolio and the
Municipal Portfolio (each, a "Portfolio" and collectively, the "Portfolios"), each a series of the Fund, and should be read in conjunction with the Prospectuses. The Prospectuses may be obtained from a Salomon Smith Barney Financial Consultant or by writing or calling the Fund at the address or telephone number set forth above. This SAI, although not in itself a prospectus, is incorporated by reference into the Prospectuses in its entirety.


TABLE OF CONTENTS
For ease of reference, the same section headings are used in the Prospectuses and in this Statement of Additional Information, except where shown below:

Management of the Fund..............................................
 ..........................................
  2
Counsel and Auditors......................................................
 ......................................
  5
Investment Objectives (See in the Prospectuses
"Investment Objectives and Policies")...............
  5
Investment Restrictions.....................................................
 .....................................
  5
Types of Securities and Investment Techniques
( See in Prospectuses "Common Investment
Techniques").................................................

  9
Yield Information.....................................................
 ...........................................
18
Determination of Net Asset Value (See in Prospectuses
"Valuation of Shares")........................
20
Management Agreement, Plan of Distribution and Other
Services
(See in Prospectuses "Management of the
Fund").........................................................

20
Voting Rights............................................................
 .......................................
22
Additional Information....................................................
 ......................................
23
Financial Statements.....................................................
 ........................................
23
Appendix A-Description of Securities
Ratings...............................................................
A1
Appendix B-Description of Municipal
Securities............................................................
B1




MANAGEMENT OF THE FUND

The executive officers of the Fund are employees of certain of the organizations that provide services to the Fund. These organizations are the following:

Name							Service


Mutual Management Corp. ("MMC"
or the "Manager")(formerly Smith Barney
Mutual Funds Management
Inc.)..........................	Investment Adviser
and Administrator
PNC Bank, National Association
("PNC")...............................................
 .................	Custodian
First Data Investor Services Group, Inc.
("First
Data").................................................
 .......	Transfer Agent and Dividend Disbursing
Agent


These organizations and the services they perform for the Fund and the Portfolios are discussed in the Prospectuses and in this SAI.

Directors and Executive Officers of the Fund

The following are the names of the Directors and executive officers of the Fund together with a brief description of their principal occupations during the last five years. Each Director who is an "interested person" of the Fund, as defined in the Investment
Company Act of 1940 as amended (the "1940 Act"), is indicated by an asterisk.


Paul R. Ades, Director (Age 58). Partner in the law firm of Murov & Ades. His address is 272 South
Wellwood Avenue, Lindenhurst, New York 11757.

Herbert Barg, Director (Age 75).  Private investor.
His address is 273 Montgomery Avenue, Bala Cynwyd,
Pennsylvania 19004.

Dwight B. Crane, Director (Age 60).  Professor,
Graduate School of Business Administration, Harvard
University.  His address is Graduate School of
Business Administration, Harvard University, Boston,
Massachusetts 02163.

Frank G. Hubbard, Director (Age 63). Vice President of S&S Industries; Former Corporate Vice President,
Materials Management and Marketing Services of Huls
America, Inc.  His address is 80 Centennial Avenue
P.O. Box 456, Piscataway, New Jersey 08855-0456.

*Heath B. McLendon, Chairman of the Board,
President and Chief Executive Officer (Age 65).
Managing Director of Salomon Smith Barney, Chairman of the Board of Smith Barney Strategy Advisors Inc. and
President of MMC and Travelers Investment Adviser,
Inc. ("TIA"). Mr. McLendon is Chairman or Co-Chairman of the Board and Director of 58 investment companies associated with Salomon Smith Barney Holdings Inc.
His address is 388 Greenwich Street, New York, New
York 10013.

Jerome Miller, Director (Age 61).  Retired, Former
President, Asset Management Group of Shearson Lehman
Brothers.  His address is 27 Hemlock Road, Manhasset,
New York, NY  11030.

Ken Miller, Director (Age 56).  President of Young
Stuff Apparel Group, Inc.  His address is 1407
Broadway, 6th Floor, New York, New York 10018.

Joseph Benevento (Age 31), Vice President and
Investment Officer of Salomon Smith Barney and Vice
President of the Fund and four investment companies associated with Salomon Smith Barney.

Lewis E. Daidone, Senior Vice President and Treasurer
(Age 41).  Managing Director of Salomon Smith Barney;
Director and Senior Vice President of MMC and TIA.
Mr. Daidone also serves as Senior Vice President and
Treasurer of 41 other funds of the Smith Barney Mutual
Funds.  His address is 388 Greenwich Street, New York,
New York 10013.

Christina T. Sydor, Secretary (Age 47).  Managing
Director of Salomon Smith Barney.  General Counsel and
Secretary of MMC and TIA. Ms. Sydor also serves as Secretary of 41 other funds of the Smith Barney Mutual
Funds.  Her address is 388 Greenwich Street New York,
New York, 10013.

Phyllis M. Zahorodny, Vice President and Investment
Officer (Age 40). Investment Officer of MMC and
Managing Director of Salomon Smith Barney; prior to
July 1993. Ms. Zahorodny serves as Investment Officer of 4 other funds of the Salomon Smith Barney Mutual
Funds. Her address is 388 Greenwich Street, New York,
New York, 10013.

Lawrence T. McDermott, Vice President and Investment
Officer (Age 50). Investment Officer of MMC and
Managing Director of Salomon Smith Barney.  Mr.
McDermott serves as Investment Officer of 10 other funds of the Smith Barney Mutual Funds. His address is 388 Greenwich Street, New York, New York, 10013.



Each Director also serves as a director, trustee and/or general partner of certain other mutual funds for which Salomon Smith Barney serves as distributor.
As of September 14, 1998, the Directors and officers of the Fund, as a group, owned less than 1.00% of the outstanding shares of common stock of each Portfolio.



To the best knowledge of the Directors, as of September 14, 1998, the following shareholders or "groups" (as such term is defined in section 13(d) of the Securities Exchange Act of 1934, as amended) owned beneficially or of record more than 5% of the shares of the following Portfolios:

PORTFOLIO
CLASS
PERCENT
NAME
ADDRESS
CASH PORTFOLIO
A
9.7955
Horst Rechelbacher
C/O Dennis Ritchie
Ritchie, Luukkonen, Cambell& Co. LLP
800 TCF Tower
121 S 8th Street
Minneapolis MN 55402

CASH PORTFOLIO
B
99.999
Charybdis Corp.
James L. Rathmann, President

600 Dorset Road
Devon PA 19333-1813
MUNICIPAL PORTFOLIO
A
38.5754
Saxon & Co.
PNC Bank NA
ABC International Court 2
200 Stevens Drive
Lester PA 19113
Attn: ACI/REORG- Lawrence Lockwood



PORTFOLIO
CLASS
PERCENT
NAME
ADDRESS
MUNICIPAL PORTFOLIO
A
25.7804
Staples Inc.
C/O Mary Delong
8 Technology Dr.
Westborough MA 01581-6020

MUNICIPAL PORTFOLIO
A
13.1948
Saxon & Co.
PNC Bank NA
FBO Wolf Block Schorr #11
A/C 35-35-008-0364587
P.O. Box 7780-1888
Philadelphia PA 19182

MUNICIPAL PORTFOLIO
A
7.4401
Vault Self Storage
Mini Warehouse Inc.
Attn: Bernard Sherman

3682 Princeston Place
Boca Raton FL 33496-2710
MUNICIPAL PORTFOLIO
B
100.00
Smith Barney Inst. Cash Management Fund
Seed account
Attn: Irving David

388 Greenwich Street
22nd Floor
New York, NY 10013
GOVERNMENT PORTFOLIO
A
17.9352
V. Salandria, Esq.,
E. Colson, Esq. and
M. L. Kameron Personal Reps.
Estate of Morris Rodman
K and S

11400 Rockville Pike, Ste 800
Rockville MD 20852-3004
GOVERNMENT PORTFOLIO
A
13.1274
Giant Industries Inc.
Attn: Mark Cox

23733 North Scottsdale Road
Scottsdale AZ 85255-3465
GOVERNMENT PORTFOLIO
A
7.2441
Empire Heath Centers Group
P.O. Box 248
Spokane WA 99210-0248

GOVERNMENT PORTFOLIO
A
6.7535
Chickasaw Nation
Attn: Nathan Hart

P.O. Box 1548
ADA OK 74821-1548
GOVERNMENT PORTFOLIO
A
5.5085
Widata Inc.

1259 Oakhead Parkway
Sunnyvale CA 94086-4040

GOVERNMENT PORTFOLIO
A
5.1871
Caliber Holdings Corporation

18400 Von Karman Ave
Ste 250
Irvine CA 92612

GOVERNMENT PORTFOLIO
B
100.00
Smith Barney Inst. Cash Management Fund
Seed account
Attn: Irving David

388 Greenwich Street
22nd Floor
New York, NY 10013



For the fiscal year ended May 31, 1998, the Directors were paid the following compensation as a director of the Fund and as, trustee and/or general partner of other Smith Barney Mutual Funds.

No officer, director or employee of Salomon Smith
Barney or any parent or subsidiary receives any compensation from the Fund for serving as an officer or Director of the Fund. The Fund pays each Director who is not an officer, director or employee of Salomon
Smith Barney or any of its affiliates a fee of $3,000 per annum plus $750 per meeting attended and reimburses travel and out-of-pocket expenses. For the fiscal year ended May 31, 1998, such expenses totaled
$10,096.58:




Name of Person

Aggregate Compensation
from Fund
Total Pension or Retirement Benefits Accrued as part of Fund Expenses
Compensation from Fund and Fund Complex Paid to
Directors
Number of Funds for Which Director Serves Within Fund
Complex





Paul R. Ades
$6,200
0
$49,000
5
Herbert Barg
  6,200
0
101,600
16
Dwight B. Crane
  6,200
0
133,850
22
Frank G. Hubbard
  6,200
0
52,000
5
Heath B. McLendon
--
--
--
58
Jerome Miller
  6,200
0
12,400
5
Ken Miller
  6,200
0
52,000
5
John White*
    19,659**
0
52,000
5

* Upon attainment of age 80 Directors are required to change to emeritus status. Directors Emeritus are entitled to serve in emeritus status for a maximum of 10 years during which time they are paid 50% of the annual retainer fee and meeting fees otherwise applicable to the Fund Directors together with reasonable out-of-pocket expenses for each meeting attended. During the Fund's last fiscal year aggregate compensation paid by the Fund to Directors
Emeritus totaled $3,225.  Effective March 9, 1998 Mr.
White became a Director Emeritus.

** Mr. White received the first of 10 deferred compensation payments.


COUNSEL AND AUDITORS


Willkie Farr & Gallagher serves as legal counsel to the Fund. The Directors who are not "interested persons" of the Fund have selected Stroock & Stroock &
Lavan LLP as their counsel.

KPMG Peat Marwick LLP, 345 Park Avenue, New York, New
York 10154, has been selected as independent auditors for the Fund for its fiscal year ending May 31, 1999, to examine and report on the financial statements and financial highlights of the Fund.


INVESTMENT OBJECTIVES

As discussed in the Prospectuses, the investment objective of each of the Cash Portfolio and the Government Portfolio is to seek maximum current income to the extent consistent with preservation of capital and the maintenance of liquidity. The investment objective of the Municipal Portfolio is to seek maximum current income that is exempt from Federal income taxes to the extent consistent with preservation of capital and the maintenance of liquidity. There can be no assurance that a Portfolio will achieve its investment objective or maintain a stable net asset value of $1.00 per share. The investment objectives of the Portfolios are fundamental and may not be changed without shareholder approval.

INVESTMENT RESTRICTIONS

As indicated in the Prospectus, each Portfolio has adopted certain fundamental investment restrictions that cannot be changed without shareholder approval.
Shareholder approval means approval by the lesser of
(i) more than 50% of the outstanding voting securities of the Fund (or a particular Portfolio if a matter affects just that Portfolio), or (ii) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities of the Fund (or a particular Portfolio) are present or represented by proxy.

As used in the restrictions set forth below and as used elsewhere in this SAI, the term "U.S. Government
Securities" shall have the meaning set forth in the 1940 Act. The 1940 Act defines U.S. Government
Securities as securities issued or guaranteed by the United States government, its agencies or instrumentalities and has been interpreted to include repurchase agreements collateralized and municipal securities refunded with escrowed U.S. Government
Securities ("U.S. Government Securities").

If a percentage restriction described below is complied with at the time of an investment, a later increase or decrease in percentage resulting from a change in values or assets will not constitute a violation of such restriction. The identification of the issuer of a Municipal Obligation depends on the terms and conditions of the obligation. If the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the issuing entity and a security is backed only by the assets and revenues of the entity, the entity would be deemed to be the sole issuer of the security. Similarly, in the case of a private activity bond, if that bond is backed only by the assets and revenues of the non-governmental user, then the non-governmental user would be deemed to be the sole issuer. If, however, in either case, the creating government or some other entity guarantees a security, such a guarantee would be considered a separate security and would be treated as an issue of such government or other entity.

Each Portfolio may make commitments more restrictive than the fundamental restrictions listed below so as to permit the sale of Portfolio shares in certain states. Should a Portfolio determine that any such commitment is no longer in the best interests of the Portfolio and its shareholders, it will revoke the commitment by terminating sales of its shares in the state involved.

The Portfolios have adopted the following fundamental policies:


(1) With respect to 75% of its assets, a Portfolio may not purchase a security other than a U.S. Government
Security, if, as a result, more than 5% of the Portfolio's total assets would be invested in the securities of a single issuer or the Portfolio would own more than 10% of the outstanding voting securities of any single issuer.


(2) A Portfolio may not purchase securities if more than 25% of the value of a Portfolio's total assets would be invested in the securities of issuers conducting their principal business activities in the same industry; provided that: (i) there is no limit on investments in U.S. Government Securities or in obligations of domestic or foreign commercial banks
(including U.S. branches of foreign banks subject to regulations under U.S. laws applicable to domestic banks and, to the extent that its parent is unconditionally liable for the obligation, foreign branches of U.S. banks); (ii) this limitation shall not apply to the Municipal Portfolio's investments in municipal securities; (iii) there is no limit on investments in issuers domiciled in a single country;
(iv) financial service companies are classified according to the end users of their services (for example, automobile finance, bank finance and diversified finance are each considered to be a separate industry); and (v) utility companies are classified according to their services (for example, gas, gas transmission, electric, and telephone are each considered to be a separate industry).

(3) A Portfolio may not act as an underwriter of securities issued by others, except to the extent that a Portfolio may be deemed an underwriter in connection with the disposition of portfolio securities of such Portfolio.

(4) A Portfolio may not make loans, except that this restriction shall not prohibit (a) purchase and holding of a portion of an issue of publicly distributed debt securities, (b) the lending of portfolio securities, or (c) entry into repurchase agreements. A Portfolio may not lend any security if, as a result, more than 20% of a Portfolio's total assets would be lent to other parties.

(5) A Portfolio may not purchase or sell real estate or any interest therein, except that the Portfolio may invest in debt obligations secured by real estate or interests therein or securities issued by companies that invest in real estate or interests therein.

(6) A Portfolio may borrow money for emergency purposes (not for leveraging) in an amount not exceeding 33 1/3% of the value of its total assets
(including the amount borrowed) less liabilities
(other than borrowings). If borrowings exceed 5% of the value of a Portfolio's total assets by reason of a decline in net assets, the Portfolio will reduce its borrowings within three business days to the extent necessary to comply with the 33 1/3% limitation.
Reverse repurchase agreements or the segregation of assets in connection with such agreements shall not be considered borrowing for the purposes of this limit.

(7) Each Portfolio may, notwithstanding any other investment policy or restriction (whether or not fundamental), invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and restrictions as that Portfolio.

Each Portfolio has adopted the following nonfundamental investment restrictions that may be changed by the Board of Directors of the Fund (the
"Directors") without shareholder approval:

(1) A Portfolio may not invest in securities or enter into repurchase agreements with respect to any securities if, as a result, more than 10% of the Portfolio's net assets would be invested in repurchase agreements not entitling the holder to payment of principal within seven days and in other securities that are not readily marketable ("illiquid securities"). The Directors, or the Portfolio's
Investment Adviser acting pursuant to authority delegated by the Directors, may determine that a readily available market exists for certain securities such as securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended, or any successor to such rule, Section 4(2) commercial paper and municipal lease obligations.
Accordingly, such securities may not be subject to the foregoing limitation.

(2) A Portfolio may not purchase the securities of an issuer if one or more of the Directors or Officers of the Portfolio individually own beneficially more than 1/2 of 1% of the outstanding securities of such issuer or together own beneficially more than 5% of such securities.

(3) A Portfolio may not invest more than 15% of its assets in the securities of any unseasoned issuer or in illiquid securities. Solely for the purposes of this paragraph, illiquid securities include securities eligible for resale pursuant to Rule 144A.

(4) A Portfolio may not invest in the securities of another investment company except in connection with a merger, consolidation, reorganization or acquisition of assets.

(5) A Portfolio may not purchase securities on margin, or make short sales of securities, except for short sales against the box and the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities.

(6) A Portfolio may not invest more than 5% of the value of its total assets in the securities of any issuer that has conducted continuous operations for less than three years, including operations of predecessors, except that this shall not affect the Portfolio's ability to invest in US. Government
Securities, fully collateralized debt obligations, municipal obligations, securities that are rated by at least one nationally recognized statistical rating organization and securities guaranteed as to principal and interest by an issuer in whose securities the Portfolio could invest.

(7) A Portfolio may not pledge, mortgage, hypothecate or encumber any of its assets except to secure permitted borrowings or in connection with permitted short sales.

(8) A Portfolio may not invest directly in interests in oil and gas or interests in other mineral exploration or development programs or leases;
however, the Portfolio may own debt securities of companies engaged in those businesses.

(9) A Portfolio may not invest in companies for the purpose of exercising control of management.


Portfolio Turnover

The Portfolios do not intend to seek profits through short-term trading. Nevertheless, the Portfolios will not consider turnover rate a limiting factor in making investment decisions.

Under certain market conditions, a Portfolio may experience increased portfolio turnover as a result of its options activities. For instance, the exercise of a substantial number of options written by a Portfolio
(due to appreciation of the underlying security in the case of call options or depreciation of the underlying security in the case of put options) could result in a turnover rate in excess of 100%. The portfolio turnover rate of a Portfolio is calculated by dividing the lesser of purchases or sales of portfolio securities for the year by the monthly average value of portfolio securities. Securities with remaining maturities of one year or less on the date of acquisition are excluded from the calculation.

Portfolio Transactions


Most of the purchases and sales of securities for a Portfolio, whether transacted on a securities exchange or in the over-the-counter market, will be effected in the primary trading market for the securities. The primary trading market for a given security generally is located in the country in which the issuer has its principal office. Decisions to buy and sell securities for a Portfolio are made by MMC which also is responsible for placing these transactions, subject to the overall review of the Fund's Board of Directors.



Although investment decisions for each Portfolio are made independently from those of the other accounts managed by its Investment Manager, investments of the type the Portfolio may make also may be made by those other accounts. When a Portfolio and one or more other accounts managed by its MMC are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the Investment
Manager to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by a Portfolio or the size of the position obtained or disposed of by the Portfolio.


Transactions on domestic stock exchanges and some foreign stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. On most foreign exchanges, commissions are generally fixed.
There is generally no stated commission in the case of securities traded in domestic or foreign over-the-counter markets, but the prices of those securities include undisclosed commissions or mark-ups. The cost of securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down. U.S.
Government Securities are generally purchased from underwriters or dealers, although certain newly issued
U.S. Government Securities may be purchased directly from the United States Treasury or from the issuing agency or instrumentality, respectively.

In selecting brokers or dealers to execute portfolio transactions on behalf of a Portfolio, the Portfolio's
Investment Manager seeks the best overall terms available. In assessing the best overall terms available for any transaction, each the Manager will consider the factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and the execution capability of the broker or dealer and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis. In addition, each advisory agreement between the Fund and the Manager relating to a Portfolio authorizes the Manager, in selecting brokers or dealers to execute a particular transaction and in evaluating the best overall terms available, to consider the brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) provided to the Portfolio, the other Portfolios and/or other accounts over which the Manager or its affiliates exercise investment discretion. The fees under the advisory agreements relating to the Portfolios between the Fund and the Managers are not reduced by reason of their receiving such brokerage and research services. The Fund's Board of Directors periodically will review the commissions paid by the Portfolios to determine if the commissions paid over representative periods of time were reasonable in relation to the benefits inuring to the Portfolios.

To the extent consistent with applicable provisions of the 1940 Act and the rules and exemptions adopted by the SEC thereunder, the Board of Directors has determined that transactions for a Portfolio may be executed through Salomon Smith Barney and other affiliated broker-dealers if, in the judgment of the Portfolio's Investment Manager, the use of such broker-dealer is likely to result in price and execution at least as favorable as those of other qualified broker-dealers, and if, in the transaction, such broker-dealer charges the Portfolio a rate consistent with that charged to comparable unaffiliated customers in similar transactions.
Salomon Smith Barney may directly execute such transactions for the Portfolios on the floor of any national securities exchange, provided (a) the Board of Directors has expressly authorized Salomon Smith
Barney to effect such transactions, and (b) Salomon
Smith Barney annually advises the Fund of the aggregate compensation it earned on such transactions.
Over-the-counter purchases and sales are transacted directly with principal market makers except in those cases in which better prices and executions may be obtained elsewhere.


TYPES OF SECURITIES AND INVESTMENT TECHNIQUES

The Portfolios will invest only in eligible high-quality, short-term money market instruments that present minimal credit risks determined by the Manager pursuant to procedures adopted by the Directors.

Each of the Portfolios may invest only in "eligible securities" as defined in Rule 2a-7 adopted under the 1940 Act. Generally, an eligible security is a security that (i) is denominated in U. S. dollars and has a remaining maturity of 13 months or less (as calculated pursuant to Rule 2a-7); (ii) is rated, or is issued by an issuer with short-term debt outstanding that is rated, in one of the two highest rating categories by any two nationally recognized statistical rating organizations ("NRSROs") or, if only one NRSRO has issued a rating, by that NRSRO (the
"Requisite NRSROs"), or is unrated and of comparable quality to a rated security, as determined by MMC; and
(iii) has been determined by MMC to present minimal credit risks pursuant to procedures approved by the Directors. In addition, the Portfolios will maintain a dollar-weighted average portfolio maturity of 90 days or less. A description of the ratings of some NRSROs appears in Appendix A.



Except to the limited extent permitted by Rule 2a-7 and except for U.S. Government Securities (as defined below), the Cash and Municipal Portfolios will not invest more than 5% of its total assets in the securities of any one issuer, except when the securities are subject to demand features and/or guarantees that meet the requirements of Rule 2a-7 (as to diversification and other requirements of the
Rule). To ensure adequate liquidity, no Portfolio may invest more than 10% of its net assets in illiquid securities, including repurchase agreements maturing in more than seven days and time deposits that mature in more than two business days. Because the Portfolios are typically used as a cash management vehicle, they intend to maintain a high degree of liquidity. MMC determines and monitors the liquidity of portfolio securities under the supervision of the Directors.

If the Portfolios acquire securities that are unrated
(other than U.S. Government Securities, as defined below), the acquisition must be approved under the procedures adopted by the Board of Directors.



Under Rule 2a-7, each Portfolio may invest more than 5% (but no more than 25%) of the then-current value of its total assets in the securities of a single issuer for a period of up to three business days, provided that (a) the securities either are rated by the Requisite NRSROs in the highest short-term rating category or are securities of issuers that have received such rating with respect to other short-term debt securities or are comparable unrated securities, and (b) the Portfolio does not make more than one such investment at any one time.

Pursuant to Rule 2a-7, each Portfolio invests in ''first-tier" securities. First-tier securities are
U.S. Government Securities, shares of other money market funds, and securities that are rated, or are issued by an issuer with short-term debt outstanding that is rated, in the highest short-term rating category by the Requisite NRSROs, or are unrated and of comparable quality to a rated security. In addition, a Portfolio may invest in "second-tier" securities, which are defined as eligible securities that are not first-tier securities. However, a Portfolio may not invest in a second-tier security (in the case of the Municipal Portfolio, second tier conduit securities), if immediately after the acquisition thereof the Portfolio would have invested more than (i) the greater of one percent of its total assets or $1,000,000 in second-tier securities (in the case of the Municipal Portfolio, second tier conduit securities) issued by that issuer, or (ii) five percent of its total assets in second-tier securities
(in the case of the Municipal Portfolio, second tier conduit securities).

The following discussion of types of securities in which the Portfolios may invest supplements and should be read in conjunction with the Prospectus.


Certain Portfolio Strategies


U.S. Government Securities. Securities issued or guaranteed by the U.S. Government or one of its agencies, authorities or instrumentalities in which the Portfolios may invest include debt obligations of varying maturities issued by the U.S. Treasury or issued or guaranteed by an agency or instrumentality of the U.S. Government, including the Federal Housing
Administration, Farmers Home Administration,
Export-Import Bank of the United States, Small
Business Administration, Government National Mortgage
Association, General Services Administration, Central
Bank for Cooperatives, Federal Farm Credit Banks,
Federal Home Loan Banks, Federal Home Loan Mortgage
Corporation, Federal Intermediate Credit Banks,
Federal Land Banks, Federal National Mortgage
Association, Maritime Administration, Tennessee Valley
Authority, District of Columbia Armory Board, Student
Loan Marketing Association and Resolution Trust
Corporation. Direct obligations of the U.S. Treasury include a variety of securities that differ in their interest rates, maturities and dates of issuance.
Because the U.S. Government is not obligated by law to provide support to an instrumentality that it sponsors, none of the Portfolios will invest in obligations issued by an instrumentality of the U.S.
Government unless MMC determines that the instrumentality's credit risk does not make its securities unsuitable for investment by the Portfolio.



Ratings as Investment Criteria. In general, the ratings of NRSROs represent the opinions of those organizations as to the quality of the securities that they rate. It should be emphasized, however, that such ratings are relative and subjective, are not absolute standards of quality and do not evaluate the market risk of securities. These ratings will be used by the Portfolios as initial criteria for the selection of portfolio securities, but the Portfolios also will rely upon the independent advice of MMC to evaluate potential investments.


Subsequent to the purchase of a particular security by a Portfolio, its rating may be reduced below the minimum required for purchase by the Portfolio or the issuer of the security may default on its obligations with respect to the security. In that event, the Portfolio will dispose of the security as soon as practicable, consistent with achieving an orderly disposition of the security, unless the Directors determine that disposal of the security would not be in the best interest of the Portfolio. In addition, it is possible that a security may cease to be rated or an NRSRO might not timely change its rating of a particular security to reflect subsequent events.
Neither of these events will necessarily require the sale of the security by the Portfolio, but the Directors will promptly consider such event in its determination of whether the Portfolio should continue to hold the security. In addition, to the extent that the ratings change as a result of changes in such organizations or their rating systems, the Portfolio will attempt to use comparable ratings as standards for its investments in accordance with its investment objective and policies.


Repurchase Agreements. Each of the Portfolios may engage in repurchase agreement transactions with banks which are issuers of instruments acceptable for purchase by such Portfolio and with certain dealers listed on the Federal Reserve Bank of New York's list of reporting dealers. Repurchase agreements are contracts under which the buyer of a security simultaneously commits to resell the security to the seller at an agreed-upon price and date. Under each repurchase agreement, the selling institution will be required to maintain the value of the securities subject to the repurchase agreement at not less than their repurchase price. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions upon the relevant Portfolio's ability to dispose of the underlying securities. MMC, acting under the supervision of the Directors, reviews the creditworthiness of those banks and dealers with which a Portfolio enters into repurchase agreements to evaluate potential risks.


Lending of Portfolio Securities. Each Portfolio has the ability to lend securities from its portfolio to brokers, dealers and other financial organizations.
Such loans, if and when made, will not exceed 20% of the Portfolio's total assets, taken at value. A
Portfolio may not lend its portfolio securities to MMC or its affiliates without specific authorization from the SEC. Loans of portfolio securities by a Portfolio will be collateralized by cash, letters of credit or securities issued or guaranteed by the U.S. Government or its agencies which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. From time to time, a Portfolio may return a part of the interest earned from the investment of collateral received for securities loaned to the borrower and/or a third party, which is unaffiliated with the Portfolio or with MMC, and which is acting as a "finder."

By lending portfolio securities, each Portfolio can increase its income by continuing to receive interest on the loaned securities as well as by either investing the cash collateral in short-term instruments or obtaining yield in the form of interest paid by the borrower when government securities are used as collateral. Requirements of the SEC, which may be subject to future modifications, currently provide that the following conditions must be met whenever portfolio securities are loaned: (a) the Portfolio must receive at least 100% cash collateral or equivalent securities from the borrower; (b) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (c) the Portfolio must be able to terminate the loan at any time; (d) the Portfolio must receive reasonable interest on the loan, as well as an amount equal to any dividends, interest or other distributions on the loaned securities and any increase in market value; (e) the Portfolio may pay only reasonable custodian fees in connection with the loan; and (f) voting rights on the loaned securities may pass to the borrower; however, if a material event adversely affecting the investment occurs, the Directors of the Fund must terminate the loan and regain the right to vote the securities.

The limit of 20% of each Portfolio's total assets to be committed to securities lending is a fundamental policy of each Portfolio, which means that it cannot be changed without approval of a majority of a Portfolio's outstanding shares. See "Investment
Restrictions" above.

Floating Rate and Variable Rate Obligations  Each
Portfolio may purchase floating rate and variable rate
obligations, including participation interests
therein.  Floating rate or variable rate obligations
provide that the rate of interest is set as a specific
percentage of a designated base rate (such as the
prime rate at a major commercial bank).  Variable rate
obligations provide for a specified periodic
adjustment in the interest rate, while floating rate
obligations have an interest rate which changes
whenever there is a change in the external interest
rate.  Each Portfolio may purchase floating rate and
variable rate obligations which carry a demand feature
that would permit the Portfolio to tender them back to
the issuer or remarketing agent at par value prior to
maturity.  Each Portfolio currently is permitted to
purchase floating rate and variable rate obligations
with demand features in accordance with requirements
established by the SEC, which, among other things,
permit such instruments to be deemed to have remaining
maturities of 13 months or less, notwithstanding that
they may otherwise have a stated maturity in excess of
13 months.   Frequently, floating rate and variable
rate obligations are secured by letters of credit or other credit support arrangements provided by banks.
As determined by MMC, under the supervision of the Directors, the quality of the underlying creditor or of the bank, as the case may be, also must be equivalent to the quality standards set forth above.
In addition, MMC will monitor on an ongoing basis the earning power, cash flow and other liquidity ratios of the issuers of the obligations, and similarly will monitor the creditworthiness of the institution responsible for paying the principal amount of the obligation under the demand feature.

Participation Interests. Each Portfolio may invest in participation interests in floating rate or variable rate obligations owned by banks. A participation interest gives the purchaser an undivided interest in the obligation in the proportion that the Portfolio's participation interest bears to the total principal amount of the obligation and provides the demand repurchase feature. Each participation is backed by an irrevocable letter of credit or guarantee of a bank that MMC, under the supervision of the Directors, has determined meets the prescribed quality standards of the Portfolio. Each Portfolio has the right to sell the instrument back to the issuing bank or draw on the letter of credit on demand for all or any part of the Portfolio's participation interest in the obligation, plus accrued interest. Each Portfolio currently is permitted to invest in participation interests when the demand provision complies with conditions established by the SEC. Banks will retain or receive a service fee, letter of credit fee and a fee for issuing repurchase commitments in an amount equal to the excess of the interest paid on the obligations over the negotiated yield at which the instruments were purchased by the Portfolio. Participation interests in the form to be purchased by the Municipal
Portfolio are relatively new instruments, and no ruling of the Internal Revenue Service has been secured relating to their tax-exempt status. Each of the Cash Portfolio and the Municipal Portfolio intends to purchase participation interests based upon opinions of counsel.

When-Issued Securities. Each Portfolio may purchase securities on a when-issued basis, in which case delivery of and payment for the securities normally take place within 45 days after the date of the commitment to purchase. The payment obligation and the interest rate to be received on the securities purchased on a when-issued basis are each fixed when the buyer enters into a commitment. Although each Portfolio will purchase securities on a when-issued basis only with the intention of actually acquiring the securities, the Portfolio may sell these securities before the settlement date if it is deemed advisable as a matter of investment strategy.

Securities purchased on a when-issued basis and the securities held in a Portfolio's portfolio are subject to changes in market value based upon the public's perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates (which generally will result in similar changes in value, i.e., both experiencing appreciation when interest rates decline and depreciation when interest rates rise). Therefore, to the extent a Portfolio remains substantially fully invested at the same time it has purchased securities on a when-issued basis, there will be a greater possibility that the market value of the Portfolio's assets will vary from $1.00 per share. Purchasing securities on a when-issued basis can involve a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction.

A separate account consisting of cash or liquid debt securities equal to the amount of the when-issued commitments will be established with the Fund's custodian with respect to a Portfolio's when-issued obligations. When the time comes to pay for when-issued securities, a Portfolio will meet its obligations from then-available cash flow, sale of securities held in the separate account, sale of other securities or, although it normally would not expect to do so, from the sale of the when-issued securities themselves (which may have a value greater or less than the Portfolio's payment obligations). Sales of securities to meet such obligations carries with it a greater potential for the realization of capital gains, which are not exempt from federal income tax.

Municipal Leases.  The Cash Portfolio and the
Municipal Portfolio may invest in municipal leases.
Municipal leases frequently have special risks not normally associated with general obligation or revenue bonds. Leases and installment purchase or conditional sales contracts (which normally provide for title to the leased asset to pass eventually to the government issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt-issuance limitations of many state constitutions and statutes are deemed to be inapplicable because of the inclusion in many leases or contracts of "nonappropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. The Portfolios will only purchase municipal leases subject to a non-appropriation clause when the payment of principal and accrued interest is backed by an unconditional, irrevocable letter of credit, or guarantee of a bank or other entity that meets the criteria described in the Prospectus under "Taxable Investments".

In evaluating municipal lease obligations, MMC will consider such factors as it deems appropriate, including: (a) whether the lease can be canceled; (b) the ability of the lease obligee to direct the sale of the underlying assets; (c) the general creditworthiness of the lease obligor; (d) the likelihood that the municipality will discontinue appropriating funding for the leased property in the event such property is no longer considered essential by the municipality; (e) the legal recourse of the lease obligee in the event of such a failure to appropriate funding; (f) whether the security is backed by a credit enhancement such as insurance; and
(g) any limitations which are imposed on the lease obligor's ability to utilize substitute property or services other than those covered by the lease obligation. If a lease is backed by an unconditional letter of credit or other unconditional credit enhancement, then MMC may determine that a lease is an eligible security solely on the basis of its evaluation of the credit enhancement.

Municipal leases, like other municipal debt obligations, are subject to the risk of non-payment.
The ability of issuers of municipal leases to make timely lease payments may be adversely impacted in general economic downturns and as relative governmental cost burdens are allocated and reallocated among federal, state and local governmental units. Such non-payment would result in a reduction of income to the Portfolio, and could result in a reduction in the value of the municipal lease experiencing non-payment and a potential decrease in the net asset value of the Portfolio.

The Cash Portfolio

Bank Obligations. Domestic commercial banks organized under federal law ("national banks") are supervised and examined by the U.S. Comptroller of the Currency and are required to be members of the Federal Reserve
System and to be insured by the Federal Deposit
Insurance Corporation (the "FDIC"). Domestic banks organized under state law are supervised and examined by state banking authorities but are members of the Federal Reserve System only if they elect to join.
Most state banks are insured by the FDIC (although such insurance may not be of material benefit to the Portfolio, depending upon the principal amount of certificates of deposit ("CDs") of each bank held by the Portfolio) and are subject to federal examination and to a substantial body of federal law and regulation. As a result of government regulations, domestic branches of domestic banks are, among other things, generally required to maintain specified levels of reserves, and are subject to other supervision and regulation designed to promote financial soundness.

Obligations of foreign branches of domestic banks and of foreign branches of foreign banks, such as CDs and time deposits ("TDs"), may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation or by governmental regulation. Such obligations are subject to different risks than are those of domestic banks or domestic branches of foreign banks. These risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls and foreign withholding and other taxes on interest income. Foreign branches of domestic banks and foreign branches of foreign banks are not necessarily subject to the same or similar regulatory requirements that apply to domestic banks, such as mandatory reserve requirements, loan limitations, and accounting, auditing and financial record keeping requirements. In addition, less information may be publicly available about a foreign branch of a domestic bank or about a foreign bank than about a domestic bank.

Obligations of domestic branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by governmental regulation as well as governmental action in the country in which the foreign bank has its head office.
A domestic branch of a foreign bank may or may not be subject to reserve requirements imposed by the Federal
Reserve System or by the state in which the branch is located if the branch is licensed in that state. In addition, branches licensed by the Comptroller of the Currency and branches licensed by certain states
("State Branches") may or may not be required to: (a) pledge to the regulator by depositing assets with a designated bank within the state, an amount of its assets equal to a specific percentage of its total liabilities; and (b) maintain assets within the state in an amount equal to a specified percentage of the aggregate amount of liabilities of the foreign bank payable at or through all of its agencies or branches within the state. The deposits of State Branches may not necessarily be insured by the FDIC. In addition, there may be less publicly available information about a domestic branch of a foreign bank than about a domestic bank.

In view of the foregoing factors associated with the purchase of CDs and TDs issued by foreign branches of domestic banks, by domestic branches of foreign banks or by foreign branches of foreign banks, MMC will carefully evaluate such investments on a case-by-case basis.

Custodial Receipts. The Cash Portfolio may acquire custodial receipts that evidence ownership of future interest payments, principal payments or both on certain U.S. Government notes or bonds. These notes and bonds are held in custody by a bank on behalf of the owners. These custodial receipts are known by various names, including "Treasury Receipts,"
"Treasury Investors Growth Receipts" ("TIGRs"), and
"Certificates of Accrual on Treasury Securities"
("CATS").  Custodial receipts are not considered U.S.
Government Securities.

Asset-Backed and Receivable-Backed Securities.  The
Cash Portfolio may invest in asset-backed and receivable-backed securities. Several types of asset-backed and receivable-backed securities have been offered to investors, including "Certificates for Automobile Receivables" ("CARs") and interests in pools of credit card receivables. CARs represent undivided fractional interests in a trust, the assets of which consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interest on CARs are passed through monthly to certificate holders and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the trust. An investor's return on CARs may be affected by early prepayment of principal on the underlying vehicle sales contracts. If the letter of credit is exhausted, the trust may be prevented from realizing the full amount due on a sales contract because of state law requirements and restrictions relating to foreclosure sales of vehicles and the availability of deficiency judgments following such sales, because of depreciation, damage or loss of a vehicle, because of the application of federal and state bankruptcy and insolvency laws or other factors. As a result, certificate holders may experience delays in payment if the letter of credit is exhausted. Consistent with the Portfolio's investment objective and policies and, subject to the review and approval of the Fund's Board of Directors, the Portfolio also may invest in other types of asset-backed and receivable-backed securities.

Participation Interests. The Cash Portfolio may purchase participation interests in loans with remaining maturities of 13 months or less. These loans must be made to issuers in whose obligations the Portfolio may invest. Any participation purchased by the Portfolio must be issued by a bank in the United
States with assets exceeding $1 billion. Because the issuing bank does not guarantee the participation in any way, they are subject to the credit risks generally associated with the underlying corporate borrower. In addition, because it may be necessary under the terms of the loan participation for the Portfolio to assert through the issuing bank such rights as may exist against the underlying corporate borrower, in the event the underlying corporate borrower fails to pay principal and interest when due, the Portfolio may be subject to delays, expenses and risks that are greater than those that would have been involved if the Portfolio had purchased a direct obligation, such as commercial paper, of the borrower.
Moreover, under the terms of the loan participation, the Portfolio may be regarded as a creditor of the issuing bank, rather than of the underlying corporate borrower, so that the Portfolio may also be subject to the risk that the issuing bank may become insolvent.
Further, in the event of the bankruptcy or insolvency of the corporate borrower, the loan participation may be subject to certain defenses that can be asserted by the borrower as a result of improper conduct by the issuing bank. The secondary market, if any, for these loan participation interests is limited and any participation interest may be regarded as illiquid.

In the event that MMC does not believe that price quotations currently obtainable from banks, dealers or pricing services consistently represent the market values of participation interests, MMC will, following guidelines established by the Board of Directors, value the participation interests held by the Cash
Portfolio at fair value, which approximates market value. In valuing a participation interest, MMC will consider the following factors, among others: (i) the characteristics of the participation interest, including the cost, size, interest rate, period until next interest rate reset, maturity and base lending rate of the participation interest, the terms and conditions of the loan and any related agreements and the position of the loan in the borrower's debt structure; (ii) the nature, adequacy and value of the collateral, including the Fund's rights, remedies and interests with respect to the collateral; (iii) the creditworthiness of the borrower based on an evaluation of its financial condition, financial statements and information about the borrower's business, cash flows, capital structure and future prospects; (iv) the market for the participation interest, including price quotations for and trading in the participation interest and similar participation interests or instruments and the market environment and investor attitudes toward the participation interest or participation interests generally; (v) the quality and creditworthiness of any intermediary participants; and (vi) general economic or market conditions.

The Municipal Portfolio

Description of Municipal Obligations. Municipal obligations in which the Municipal Portfolio may invest are short-term debt obligations of states, cities, counties, municipalities, municipal agencies and regional districts (generally referred to as "municipalities") that pay interest which is excluded from gross income for federal income tax purposes
("Municipal Obligations"). The three principal classifications of Municipal Obligations are Municipal
Bonds, Municipal Commercial Paper and Municipal Notes.

Municipal Bonds. Municipal Bonds, which generally have a maturity of more than one year when issued, have two principal classifications: General
Obligation Bonds and Revenue Bonds. A private activity bond is a particular kind of Revenue Bond.
The classifications of Municipal Bonds and private activity bonds are discussed below.

1.	General Obligation Bonds.  The proceeds of these
obligations are used to finance a wide range of public projects including construction or improvement of schools, highways and roads, and water and sewer systems. General Obligation Bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest.

2.	Revenue Bonds.  Revenue Bonds are issued to
finance a wide variety of capital projects, including electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities;
colleges and universities; and hospitals. The principal security for a Revenue Bond is generally the net revenues derived from a particular facility, group of facilities or, in some cases, the proceeds of a special excise or other specific revenue source.
Although the principal security behind these bonds may vary, many provide additional security in the form of a debt service reserve fund whose money may be used to make principal and interest payments on the issuer's obligations. Some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt service reserve fund.

3.	Private Activity Bonds.  Private activity bonds
are considered Municipal Bonds if the interest paid on them is excluded from federal income tax and are issued by or on behalf of public authorities to raise money to finance, for example, various privately operated facilities for manufacturing and housing.
These bonds also are used to finance facilities such as airports, docks, wharves and mass commuting facilities. The payment of the principal and interest on these bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

Municipal Commercial Paper.  Issues of Municipal
Commercial Paper typically represent short-term, unsecured, negotiable promissory notes. These obligations are issued by agencies of state and local governments to finance seasonal working capital needs of municipalities or are refinanced with long-term debt. In most cases, Municipal Commercial Paper is backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or other institutions.

1.	Tax Anticipation Notes.  Tax Anticipation Notes
are issued to finance working capital needs of municipalities. Generally, they are issued in anticipation of various seasonal tax revenues, such as income, sales, use and business taxes and are payable from these specific future taxes.

2.	Revenue Anticipation Notes.  Revenue
Anticipation Notes are issued in expectation of receipt of other kinds of revenue, such as federal revenues available under the Federal Revenue Sharing
Program.

3.	Bond Anticipation Notes.  Bond Anticipation
Notes are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds provide the money for the repayment of the Notes.

4.	Construction Loan Notes.  Construction Loan
Notes are sold to provide construction financing.
Permanent financing, the proceeds of which are applied to the payment of Construction Loan Notes, is sometimes provided by a commitment by the Government
National Mortgage Association ("GNMA") to purchase the loan, accompanied by a commitment by the Federal
Housing Administration to insure mortgage advances thereunder. In other instances, permanent financing is provided by commitments of banks to purchase the loan. The Municipal Portfolio will purchase only construction Loan Notes that are subject to GNMA or bank purchase commitments.

There are a number of other types of Municipal
Commercial Paper issued for specified purposes and secured in manners that may vary from those described above.

Taxable Investments.  Because the Municipal
Portfolio's objective is to provide income exempt from federal income taxes, the Portfolio generally will invest in taxable obligations only if and when the Directors believe it would be in the best interests of the Portfolio's shareholders to do so.

Situations in which the Municipal Portfolio may invest up to 20% of its total assets in taxable securities include: (a) pending investment of proceeds of sales of Portfolio shares or of portfolio securities, (b) pending settlement of purchases of portfolio securities or (c) when the Portfolio is attempting to maintain liquidity for the purpose of meeting anticipated redemptions. The Portfolio temporarily may invest more than 20% of its total assets in taxable securities to maintain a defensive posture when, in the opinion of Salomon Smith Barney, it is advisable to do so because of adverse market conditions affecting the market for Municipal
Obligations.


Purchase of Securities with Stand-By Commitments.  The
Municipal Portfolio may acquire stand-by commitments with respect to Municipal Obligations held in its portfolio. Under a stand-by commitment, a broker-dealer, dealer or bank would agree to purchase at the Portfolio's option a specified Municipal
Obligation at a specified price. Thus, a stand-by commitment may be viewed as the equivalent of a "put" option acquired by the Portfolio with respect to a particular Municipal Obligation held in the Portfolio's portfolio.

The amount payable to the Municipal Portfolio upon its exercise of a stand-by commitment normally would be
(a) the acquisition cost of the Municipal Obligation
(excluding any accrued interest the Portfolio paid on the acquisition), less any amortization of market premium or plus any amortization of market or original issue discount during the period the Portfolio owned the security, plus (b) all interest accrued on the security since the last interest payment date during the period that the security was owned by the Portfolio. Absent unusual circumstances, the
Portfolio would value the underlying Municipal
Obligation at amortized cost. As a result, the amount payable by the broker-dealer, dealer or bank during the time a stand-by commitment is exercisable would be substantially the same as the value of the underlying
Municipal Obligation.

The Municipal Portfolio's right to exercise a stand-by commitment would be unconditional and unqualified.
Although the Portfolio could not transfer a stand-by commitment, the Portfolio could sell the underlying
Municipal Obligation to a third party at any time. It is expected that stand-by commitments generally will be available to the Portfolio without the payment of any direct or indirect consideration. The Portfolio may pay for stand-by commitments, however, if such action is deemed necessary. In any event, the total amount paid for outstanding stand-by commitments held by the Portfolio would not exceed 1/2 of 1% of the value of the Portfolio's total assets calculated immediately after each stand-by commitment is acquired.

The Municipal Portfolio intends to enter into stand-by commitments only with broker-dealers, dealers or banks that Salomon Smith Barney believes present minimum credit risks. The Portfolio's ability to exercise a stand-by commitment will depend on the ability of the issuing institution to pay for the underlying securities at the time that the stand-by commitment is exercised. The credit of each institution issuing a stand-by commitment to the Portfolio will be evaluated on an ongoing basis by MMC in accordance with procedures established by the Board of Directors.


The Municipal Portfolio intends to acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. The acquisition of a stand-by commitment would not affect the valuation of the underlying Municipal Obligation, which will continue to be valued in accordance with the amortized cost method. Each stand-by commitment will be valued at zero in determining net asset value. Should the Portfolio pay directly or indirectly for a stand-by commitment, its costs will be reflected in realized gain or loss when the commitment is exercised or expires. The maturity of a Municipal Obligation purchased by the Portfolio will not be considered shortened by any stand-by commitment to which the obligation is subject. Thus, stand-by commitments will not affect the dollar-weighted average maturity of the Portfolio's portfolio.

The Municipal Portfolio understands that the Internal
Revenue Service has issued a revenue ruling to the effect that a registered investment company will be treated for federal income tax purposes as the owner of Municipal Obligations acquired subject to a stand-by commitment and the interest on the Municipal
Obligations will be tax-exempt to the Portfolio.

YIELD INFORMATION

A Portfolio may provide current annualized and effective annualized yield quotations based on its daily dividends. These quotations may from time to time be used in advertisements, shareholder reports or other communications to shareholders. All performance information supplied by the Portfolios in advertising is historical and is not intended to indicate future returns.

In performance advertising, the Portfolios may compare any of their performance information with data published by independent evaluators such as Morningstar, Inc., Lipper Analytical Services, Inc.,
CDC/Wiesenberger, IBC Money Fund Report or other companies which track the investment performance of investment companies ("Fund Tracking Companies"). The
Portfolios may also compare their performance information with the performance of recognized stock, bond and other indexes, including but not limited to the Municipal Bond Buyers Indices, the Salomon Smith
Barney Bond Index, the Lehman Bond Index, the Standard
& Poor's 500 Composite Stock Price Index, the Dow
Jones Industrial Average, U.S. Treasury bonds, bills or notes and changes in the Consumer Price Index as published by the U.S. Department of Commerce. The
Portfolios may refer to general market performance over past time periods such as those published by Ibbotson Associates (for instance, its "Stocks, Bonds,
Bills and Inflation Yearbook"). The Portfolios may also refer in such materials to mutual fund performance rankings and other data published by Fund
Tracking Companies. Performance advertising may also refer to discussions of the Portfolios and comparative mutual fund data and ratings reported in independent periodicals, such as newspapers and financial magazines.


Any current yield quotation of a Portfolio which is used in such a manner as to be subject to the provisions of Rule 482(d) under the Securities Act of 1933, as amended, shall consist of an annualized historical yield, carried at least to the nearest hundredth of one percent, based on a specific seven calendar day period. The Portfolio's current yield shall be calculated by (a) determining the net change during a seven calendar day period in the value of a hypothetical account having a balance of one share at the beginning of the period, (b) dividing the net change by the value of the account at the beginning of the period to obtain a base period return, and (c) multiplying the quotient by 365/7 (i.e., annualizing).
For this purpose, the net change in account value would reflect the value of additional shares purchased with dividends declared on the original share and dividends declared on both the original share and any such additional shares, but would not reflect any realized gains or losses from the sale of securities or any unrealized appreciation or depreciation on portfolio securities. In addition, the Portfolio may advertise effective yield quotations. Effective yield quotations are calculated by adding 1 to the base period return, raising the sum to a power equal to 365/7, and subtracting 1 from the result (i.e., compounding).

The Municipal Portfolio's tax equivalent yield is the rate an investor would have to earn from a fully taxable investment in order to equal the Portfolio's yield after taxes. Tax equivalent yields are calculated by dividing the Municipal Portfolio's yield by one minus the stated federal or combined federal and state tax rate. If only a portion of the Portfolio's yield is tax-exempt, only that portion is adjusted in the calculation.

Although published yield information is useful to investors in reviewing a Portfolio's performance, investors should be aware that the Portfolio's yield fluctuates from day to day and that the Portfolio's yield for any given period is not an indication or representation by the Portfolio of future yields or rates of return on the Portfolio's shares. Also, Processing Organizations may charge their customers direct fees in connection with an investment in a Portfolio, which will have the effect of reducing the Portfolio's net yield to those shareholders. The yield of a Portfolio is not fixed or guaranteed, and an investment in a Portfolio is not insured. Accordingly, a Portfolio's yield information may not necessarily be used to compare Portfolio shares with investment alternatives which, like money market instruments or bank accounts, may provide a fixed rate of interest.
In addition, because investments in the Portfolios are not insured or guaranteed, a Portfolio's yield information may not necessarily be used to compare the Portfolio with investment alternatives which are insured or guaranteed.


For the seven-day period ended May 31, 1998, the yield and effective yield for Class A shares of the Cash
Portfolio, Government Portfolio and Municipal
Portfolio were as follows:

Portfolio
Yield
Effective
Yield
Cash Portfolio (Class A)
   5.46%
   5.61%
Cash Portfolio (Class B)
5.21
5.35
Government Portfolio (Class A)*
5.40
5.54
Municipal Portfolio+ (Class A)*
3.67
3.74

* As at May 31, 1998, no Class B shares of were outstanding, accordingly, no comparable information is available on that Class.

+ The Municipal Portfolio's tax-equivalent yield for the same period for Class A shares was 5.73%


DETERMINATION OF NET ASSET VALUE

The Prospectus states that net asset value will be determined on any day the New York Stock Exchange is open. The New York Stock Exchange is closed on the following holidays: New Year's Day, Martin Luther King
Jr. Day, President's Day, Good Friday, Memorial Day,
Independence Day, Labor Day, Thanksgiving Day and
Christmas Day.

Each Portfolio uses the "amortized cost method" for valuing portfolio securities pursuant to Rule 2a-7 under the 1940 Act. The amortized cost method of valuation of the Portfolio's securities involves valuing a security at its cost at the time of purchase and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. The market value of portfolio securities will fluctuate on the basis of the creditworthiness of the issuers of such securities and with changes in interest rates generally. While the amortized cost method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if it sold the instrument. During such periods the yield to investors in the Portfolio may differ somewhat from that obtained in a similar company that uses mark-to-market values for all its portfolio securities. For example, if the use of amortized cost resulted in a lower (higher) aggregate portfolio value on a particular day, a prospective investor in the Portfolio would be able to obtain a somewhat higher
(lower) yield than would result from investment in such similar company, and existing investors would receive less (more) investment income. The purpose of this method of valuation is to attempt to maintain a constant net asset value per share, and it is expected that the price of the Portfolio's shares will remain at $1.00; however, shareholders should be aware that despite procedures that will be followed to have a stabilized price, including maintaining a maximum dollar-weighted average portfolio maturity of 90 days and investing in securities with remaining maturities of only 13 months or less, there is no assurance that at some future date there will not be a rapid change in prevailing interest rates, a default by an issuer or some other event that could cause the Portfolio's price per share to change from $1.00.

MANAGEMENT AGREEMENT, PLAN OF DISTRIBUTION AND OTHER
SERVICES

Manager

MMC manages the day-to-day operations of each Portfolio pursuant to management agreements entered into by the Fund on behalf of each Portfolio. Under the management agreements, the Manager offers each Portfolio advice and assistance with respect to the acquisition, holding or disposal of securities and recommendations with respect to other aspects of the business and affairs of each Portfolio. It also furnishes each Portfolio with executive and other personnel; management, bookkeeping, accounting and administrative services; office space and equipment;
and the services of the officers and employees of the Fund.


Each Portfolio's management agreement provides that all other expenses not specifically assumed by the Manager under each management agreement are borne by the Fund. Expenses payable by the Fund include, but are not limited to, all charges of custodian
(including amounts as custodian and amounts for keeping books, performing portfolio valuations, and for rendering other services to the Fund) and shareholder servicing agents, filing fees and expenses relating to the registration and qualification of the Fund's shares under Federal or state securities laws and maintaining such registrations and qualifications
(including the printing of the Fund's registration statements and prospectuses), expenses of preparing, printing and distributing all proxy material, reports and notices to shareholders, out-of-pocket expenses of directors and fees of directors who are not "interested persons" as defined in the Act, fees of auditors and legal counsel, interest, taxes, fees and commissions of every kind, expenses of issue, repurchase or redemption of shares, and all other costs incident to the Fund's corporate existence and extraordinary expenses such as litigation and indemnification expenses. Direct expenses are charged to each Portfolio; the management fee and general corporate expenses are allocated on the basis of relative net assets. No sales or promotion expenses are incurred by the Fund, but expenses incurred in complying with laws regulating the issue or sale of the Fund's shares are not deemed sales or promotion expenses.

The Manager has agreed that if in any fiscal year the total expenses of any Portfolio, exclusive of taxes, brokerage, interest and (with the prior written consent of the necessary state securities commissions) extraordinary expenses exceed 0.80% of the average daily net assets for that fiscal year of the Portfolio, the Manager will reduce its fee to the extent of such excess. The 0.80% voluntary expense limitation shall be in effect until it is terminated by 14 days' written notice to shareholders and by supplement to the then current prospectus.

For the period ended May 31, 1996, MMC waived a portion of the management fees due to it for that period. Absent this fee waiver, the management fees for the Class A shares would have been $130,059, $30,310 and $17,858 respectively for the Cash
Portfolio, Government Portfolio and Municipal
Portfolio.

For the fiscal year ended May 31, 1997, MMC waived a portion of the management fees due to it. Absent this fee waiver, the management fees for the Portfolio's
Class A shares would have been $585,305, $227,516 and $117,100, respectively, for the Cash Portfolio, Government Portfolio and Municipal Portfolio.


For the fiscal year ended May 31, 1998, MMC waived a portion of the management fees due to it. Absent this fee waiver, the management fees for the Portfolio's would have been $1,505,040, $325,002 and $186,349, respectively, for the Cash Portfolio, Government
Portfolio and Municipal Portfolio.


Plan of Distribution

Service Organizations. Institutional investors who are purchasing shares on behalf of their customers, such as banks, savings and loans institutions and other financial institutions ("service organizations") may purchase Class B shares. These shares are identical in all respects to Class A shares except that they bear certain additional service fees described in the Fund's prospectus relating to Class B shares and enjoy certain exclusive voting rights on matters relating to these service fees.


The Fund will enter into an agreement with each service organization that purchases Class B shares to provide certain services to the beneficial owners of such shares. Such services include aggregating and processing purchase and redemption requests from customers and placing net purchase and redemption orders with Salomon Smith Barney; processing dividend payments from the Fund on behalf of their customers;
providing information periodically to customers showing the positions in shares; arranging for bank wires; responding to customer inquiries relating to the services provided by the service organization and handling correspondence: and acting as shareholder of record and nominee. Under terms of the agreements, service organizations are required to provide to their customers a schedule of any fees that they may charge customers in connection with their investment in Class
B shares.


Class A shares are sold to institutions that have not entered into servicing agreements with the Fund in connection with their investments.

Brokerage

The Manager places orders for the purchase and sale of securities for the portfolios of the Portfolio. All of each Portfolio's transactions have been principal transactions with major dealers in money market instruments, on which no brokerage commissions are paid. Purchases from or sales to dealers serving as market-makers include the spread between the bid and asked prices. No portfolio transactions are handled by Salomon Smith Barney.


VOTING RIGHTS

The present Directors of the Fund were elected at a meeting of shareholders held on April 27, 1995. Under the By-Laws, each Director will continue in office until the dissolution of the Fund or his earlier death, resignation, bankruptcy, incapacity or removal.
Vacancies will be filled by a majority of the remaining Directors, subject to the 1940 Act.
Therefore, no annual or regular meetings of shareholders normally will be held, unless otherwise required by the By-Laws or the 1940 Act. Subject to the foregoing, shareholders have the power to vote to elect or remove Directors, to terminate or reorganize their Portfolio, to amend the By-Laws, to bring certain derivative actions and on any other matters on which a shareholder vote is required by the 1940 Act, the By-Laws or the Directors.

Each share of each series of the Fund has one vote
(and fractional votes for fractional shares). Shares of all series of the Fund have noncumulative voting rights, which means that the holders of more than 50% of the shares of all series of the Fund voting for the election of Directors can elect 100% of the Directors if they choose to do so and, in such event, the holders of the remaining shares will not be able to elect any Directors. Each series of the Fund will vote separately only with respect to those matters that affect only that series.



ADDITIONAL INFORMATION

The Fund was incorporated on March 28, 1995 as a Maryland Corporation.

PNC is located at 17th and Chestnut Streets, Philadelphia, Pennsylvania 19103, and serves as custodian for the Portfolios. Under its custodial agreement with the Fund, PNC is authorized to appoint one or more foreign or domestic banking institutions as sub-custodians of assets owned by a Portfolio. For its custody services, PNC receives monthly fees charged to each Portfolio based upon the month-end, aggregate net asset value of the Fund, plus certain charges for securities transactions. The assets of the Fund are held under bank custodianship in accordance with the 1940 Act.

First Data is located at Exchange Place, Boston,
Massachusetts 02109, and serves as the Fund's transfer agent and dividend disbursing agent. For its services as transfer agent and dividend disbursing agent, First
Data receives fees charged to the Portfolios at an annual rate based upon the number of shareholder accounts maintained during the year. First Data also is reimbursed by the Portfolios for its out-of-pocket expenses.


FINANCIAL STATEMENTS

The Portfolios' Annual Reports for the fiscal year ended May 31, 1998 are incorporated into this Statement of Additional Information by reference in their entirety.






Appendix A Description of Securities Ratings


Moody's and Standard and Poor's
Municipal and Corporate Bonds and Municipal Loans

The two highest ratings of Standard & Poor's Rating
Group ("S&P") for municipal and corporate bonds are AAA and AA. Bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong.
Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree. The AA rating may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within that rating category

The two highest ratings of Moody's Investors Service, Inc. ("Moody's") for municipal and corporate bonds are Aaa and Aa. Bonds rated Aaa are judged by Moody's to be of the best quality. Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. Moody's states that Aa bonds are rated lower than the best bonds because margins of protection or other elements make long-term risks appear somewhat larger than Aaa securities. The generic rating Aa may be modified by the addition of the numerals 1, 2 or 3. The modifier 1 indicates that the security ranks in the higher end of the Aa rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of such rating category.

Short-Term Municipal Loans

S&P's highest rating for short-term municipal loans is SP-1. S&P states that short-term municipal securities bearing the SP-1 designation have a strong capacity to pay principal and interest. Those issues rated SP- 1 which are determined to possess a very strong capacity to pay debt service will be given a plus (+) designation. Issues rated SP-2 have satisfactory capacity to pay principal and interest with some vulnerability to adverse financial and economic changes over the term of the notes.

Moody's highest rating for short-term municipal loans is MIG-1/VMIG-1. Moody's states that short-term municipal securities rated MIG-1/VMIG-1 are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both. Loans bearing the MIG-2/1/MIG-2 designation are of high quality, with margins of protection ample although not so large as in the MIG-1/1/MIG-1 group.

Other Short-Term Debt Securities

Prime-1 and Prime-2 are the two highest ratings assigned by Moody's for other short-term debt securities and commercial paper, and A-1 and A-2 are the two highest ratings for commercial paper assigned by S&P. Moody's uses the numbers 1, 2 and 3 to denote relative strength within its highest classification of Prime, while S&P uses the numbers 1, 2 and 3 to denote relative strength within its highest classification of
A. Issuers rated Prime-1 by Moody's have a superior ability for repayment of senior short-term debt obligations and have many of the following characteristics: leading market positions in well-established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity. Issuers rated Prime-2 by Moody's have a strong ability for repayment of senior short-term debt obligations and display many of the same characteristics displayed by issuers rated Prime-1, but to a lesser degree. Issuers rated A-1 by S&P carry a strong degree of safety regarding timely repayment
Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) designation. Issuers rated A-2 by S&P carry a satisfactory degree of safety regarding timely repayment.

Appendix B Description of Municipal Securities

Municipal Notes generally are used to provide for short-term capital needs and usually have maturities of one year or less. They include the following:

1. Project Notes, which carry a U.S. government guarantee, are issued by public bodies (called "local issuing agencies") created under the laws of a state, territory, or U.S. possession. They have maturities that range up to one year from the date of issuance.
Project Notes are backed by an agreement between the local issuing agency and the Federal Department of Housing and Urban Development. These Notes provide financing for a wide range of financial assistance programs for housing, redevelopment, and related needs
(such as low-income housing programs and renewal programs).

2. Tax Anticipation Notes are issued to finance working capital needs of municipalities. Generally, they are issued in anticipation of various seasonal tax revenues, such as income, sales, use and business taxes, and are payable from these specific future taxes.

3. Revenue Anticipation Notes are issued in expectation of receipt of other types of revenues, such as Federal revenues available under the Federal
Revenue Sharing Programs.

4. Bond Anticipation Notes are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds then provide the money for the repayment of the Notes.

5. Construction Loan Notes are sold to provide construction financing. After successful completion and acceptance, many projects receive permanent financing through the Federal Housing Administration under the Federal National Mortgage Association
("Fannie Mae") or the Government National Mortgage
Association ("Ginnie Mae").

6. Tax-exempt Commercial Paper is a short-term obligation with a stated maturity of 365 days or less.
It is issued by agencies of state and local governments to finance seasonal working capital needs or as short-term financing in anticipation of longer term financing.

Municipal Bonds, which meet longer term capital needs and generally have maturities of more than one year when issued, have three principal classifications:

1. General Obligation Bonds are issued by such entities as states, counties, cities, towns and regional districts. The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement of schools, highways and roads, and water and sewer systems. The basic security behind General Obligation Bonds is the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to the rate or amount of special assessments.


2. Revenue Bonds in recent years have come to include an increasingly wide variety of types of municipal obligations. As with other kinds of municipal obligations, the issuers of revenue bonds may consist of virtually any form of state or local governmental entity, including states, state agencies, cities, counties, authorities of various kinds, such as public housing or redevelopment authorities, and special districts, such as water, sewer or sanitary districts.
Generally, revenue bonds are secured by the revenues or net revenues derived from a particular facility group of facilities, or, in some cases, the proceeds of a special excise or other specific revenue source.
Revenue bonds are issued to finance a wide variety of capital projects including electric, gas, water and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities; and hospitals. Many of these bonds provide additional security in the form of a debt service reserve fund to be used to make principal and interest payments.
Various forms of credit enhancement, such as a bank letter of credit or municipal bond insurance, may also be employed in revenue bond issues. Housing authorities have a wide range of security, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, and/or the net rev-enues from housing or other public projects. Some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt service reserve fund.

In recent years, revenue bonds have been issued in large volumes for projects that are privately owned and operated (see below).

Private Activity Bonds are considered municipal bonds if the interest paid thereon is exempt from Federal income tax and are issued by or on behalf of public authorities to raise money to finance various privately operated facilities for business and manufacturing, housing and health. These bonds are also used to finance public facilities such as airports, mass transit systems and ports. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property as security for such payment.

While, at one time, the pertinent provisions of the Internal Revenue Code permitted private activity bonds to bear tax-exempt interest in connection with virtually any type of commercial or industrial project
(subject to various restrictions as to authorized costs, size limitations, state per capita volume restrictions, and other matters), the types of qualifying projects under the Code have become increasingly limited, particularly since the enactment of the Tax Reform Act of 1986. Under current provisions of the Code, tax-exempt financing remains available, under prescribed conditions, for certain privately owned and operated rental multi-family housing facilities, nonprofit hospital and nursing home projects, airports, docks and wharves, mass commuting facilities and solid waste disposal projects, among others, and for the refunding (that is, the tax-exempt refinancing) of various kinds of other private commercial projects originally financed with tax-exempt bonds. In future years, the types of projects qualifying under the Code for tax-exempt financing are expected to become increasingly limited.

Because of terminology formerly used in the Internal
Revenue Code, virtually any form of private activity bond may still be referred to as an "industrial development bond", but more and more frequently revenue bonds have become classified according to the particular type of facility being financed, such as hospital revenue bonds, nursing home revenue bonds, multi-family housing revenues bonds, single family housing revenue bonds, industrial development revenue bonds, solid waste resource recovery revenue bonds, and so on.

Other Municipal Obligations, incurred for a variety of financing purposes, include: municipal leases, which may take the form of a lease or an installment purchase or conditional sale contract, are issued by state and local governments and authorities to acquire a wide variety of equipment and facilities such as fire and sanitation vehicles, telecommunications equipment and other capital assets. Municipal leases frequently have special risks not normally associated with general obligation or revenue bonds. Leases and installment purchase or conditional sale contracts
(which normally provide for title to the leased asset to pass eventually to the government issuers have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt-issuance limitations of many state constitutions and statutes are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. To reduce this risk, the Fund will only purchase municipal leases subject to a non-appropriation clause when the payment of principal and accrued interest is backed by an unconditional irrevocable letter of credit, or guarantee of a bank or other entity that meets the criteria described in the Prospectus.

Tax-exempt bonds are also categorized according to whether the interest is or is not includible in the calculation of alternative minimum taxes imposed on individuals, according to whether the costs of acquiring or carrying the bonds are or are not deductible in part by banks and other financial institutions, and according to other criteria relevant for Federal income tax purposes. Due to the increasing complexity of Internal Revenue Code and related requirements governing the issuance of tax-exempt bonds, industry practice has uniformly required, as a condition to the issuance of such bonds, but particularly for revenue bonds, an opinion of nationally recognized bond counsel as to the tax-exempt status of interest on the bonds.



							Smith Barney

	Institutional Cash
							Management
							Fund, Inc.

Cash Portfolio
Government Portfolio
Municipal Portfolio

Statement of
Additional Information
September 28, 1998

Smith Barney
Institutional Cash Management Fund, Inc.
388 Greenwich Street
New York, NY  10013

SALOMON SMITH BARNEY
							A Member of
Travelers Group

40
U:\LEGAL\FUNDS\INST\1998\SECDOCS\SAI998.doc
SMITH BARNEY INSTITUTIONAL CASH MANAGEMENT FUND, INC.
PART C

OTHER INFORMATION

Item 24.
Financial Statements and Exhibits

(a)	Financial Statements:

Included in Part A:

	Financial Highlights

Included in Part B:

	The Registrant's Annual Reports for the fiscal year ended May 31, 1998, including the Report of Independent Accountants dated July
15, 1998, which was filed pursuant to Rule 30b-2 of the 1933 Act on August 31, 1998 as Accession number 91155-98-000545, is incorporated by reference in its entirety.


Included in Part C:


Consent of Independent Accountants is filed herein


(b)	Exhibits

All references are to the Registrant's registration statement on Form N-1A (the "Registration Statement") as filed with the SEC on April 5, 1995 (File Nos. 33-90952 and 811-9012)

	Exhibit No.		Description of Exhibits

(1)	Articles of Incorporation of Registrant are
	incorporated by 	reference to the Fund's Registration Statement

(2)	By-Laws of Registrant are incorporated by
	reference to Pre-Effective Amendment No. 1 to the Registration Statement filed on
	June 19, 1995 ("Pre-Effective Amendment No. 1")

(3) Not applicable

(4) Specimen Stock Certificate are incorporated by reference to Post-Effective Amendment No. 4

(5)	Investment Advisory Agreement between the
	Registrant and Smith Barney Mutual Funds Management Inc. is incorporated by reference to Pre-Effective Amendment No. 1

(6)	Distribution Agreement between the Registrant
	and Smith Barney Inc. is incorporated by reference to Pre-Effective Amendment No. 1

(7)	Not applicable

(8)	Custody Agreement between the Registrant and PNC
	Bank,National Association is incorporated by reference to Pre-Effective Amendment No 1

(9)	Form of Transfer Agency Agreement between the
	Registrant and First Data Investor Services, Group Inc.
	is incorporated by reference to Pre-Effective Amendment No. 1

(10)(a) Opinion and consent of Willkie Farr &
	Gallagher is incorporated by reference to Pre-Effective
	Amendment No. 1

	(b) Opinion and consent of Venable, Baetjer &
	Howard is incorporated by reference to Pre-Effective
	Amendment No. 1.

(11) Consent of KPMG Peat Marwick LLP is filed herein

(12)	Not applicable

(13)	Not applicable

(14)	Not applicable

(15)	Distribution and Service Plan under Rule 12b-1
	is incorporated by reference to Pre-Effective
	Amendment No. 1

(16)	   Schedule of 7 Day Yield Computation is incorporated by
	reference to Exhibit 16 to Post-Effective Amendment No.4

(17)	Financial Data Schedule     is filed herein

(18)	   Form of Rule 18f-3(d) Multiple Class Plan of
	the Registrant is incorporated by reference to Post-
	Amendement No. 2



Item 25.	Persons Controlled by or Under Common Control with
		Registrant

None

Item 26.	Number of Holders of Securities

						Number of Record Holders
	Title of Series			as of September 14, 1998

		The Cash Portfolio
			Class A

   260
			Class B				   2
		The Government Portfolio
			Class A				   38
			Class B				   1
		The Municipal Portfolio
			Class A				   28
			Class B				   1

Item 27.	Indemnification

The response to this item is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 to the Registration Statement.


Item 28.	Business and Other Connections of the Investment Advisers

Investment Adviser - - Mutual Management Corp. ("MMC") formerly known as Smith Barney Mutual Funds Management Inc.



MMC was incorporated in December 1968 under the laws of the State of Delaware. MMC is a wholly owned subsidiary of Salomon Smith Barney Holdings Inc. ("Holdings"), which in turn is a wholly owned subsidiary of Travelers Group Inc. ("Travelers"). MMC is registered as an investment adviser under the Investment Advisers Act of 1940 (the "Advisers Act").



The list required by this Item 28 of officers and directors of MMC together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two fiscal years, is incorporated by reference to Schedules A and D of FORM ADV filed by MMC pursuant to the Advisers Act (SEC File No. 801-8314).

Item 29.	Principal Underwriters

(a) Salomon Smith Barney Inc. ("Salomon Smith Barney ") acts as principal underwriter for
Concert Investment Series
Consulting Group Capital Markets Funds
Global Horizons Investment Series (Cayman Islands)
Global Horizons Investment Series (Ireland)
Greenwich Street California Municipal Fund Inc.
Greenwich Street Municipal Fund Inc.
Greenwich Street Series Fund
High Income Opportunity Fund Inc.
The Italy Fund Inc.
Managed High Income Portfolio Inc.
Managed Municipals Portfolio II Inc.
Managed Municipals Portfolio Inc.
Municipal High Income Fund Inc.
Puerto Rico Daily Liquidity Fund Inc.
Puerto Rico Equity Index & Income Fund, Inc.
Smith Barney Adjustable Rate Government Income Fund
Smith Barney Aggressive Growth Fund Inc.
Smith Barney Appreciation Fund Inc.
Smith Barney Arizona Municipals Fund Inc.
Smith Barney California Municipals Fund Inc.
Smith Barney Concert Allocation Series Inc.
Smith Barney Equity Funds
Smith Barney Fundamental Value Fund Inc.
Smith Barney Funds, Inc.
Smith Barney Global Enhanced Income Fund
Smith Barney Income Funds
Smith Barney Institutional Cash Management Fund, Inc.
Smith Barney Intermediate Municipal Fund, Inc.
Smith Barney Investment Funds Inc.
Smith Barney Investment Trust
Smith Barney Managed Governments Fund Inc.
Smith Barney Managed Municipals Fund Inc.
Smith Barney Massachusetts Municipals Fund
Smith Barney Money Funds, Inc.
Smith Barney Muni Funds
Smith Barney Municipal Fund, Inc.
Smith Barney Municipal Money Market Fund, Inc.
Smith Barney Natural Resources Fund Inc.
Smith Barney New Jersey Municipals Fund Inc.
Smith Barney Oregon Municipals Fund Inc.
Smith Barney Principal Return Fund
Smith Barney Small Cap Blend Fund, Inc.
Smith Barney Telecommunications Trust
Smith Barney Variable Account Funds
Smith Barney World Funds, Inc.
Smith Barney Worldwide Special Fund N.V. (Netherlands
Antilles)
Travelers Series Fund Inc.
The USA High Yield Fund N.V.(Netherlands Antilles)
Worldwide Securities Limited  (Bermuda)
Zenix Income Fund Inc. and various series of unit investment trusts.

Salomon Smith Barney is a wholly owned subsidiary of Holdings.
The information required by this Item 29 with respect to each director, officer and partner of Salomon Smith Barney is incorporated by reference to Schedule A of Form BD filed by Smith Barney pursuant to the Securities
Exchange Act of 1934 (SEC File No.812-8510).


Item 30	.	Location of Accounts and Records

		(1)	Salomon Smith Barney Inc.
			388 Greenwich Street
			New York, New York  10013

		(2)	Smith Barney Institutional Cash Management Fund, Inc.
			388 Greenwich Street
			New York, New York  10013

		(3)	Mutual Management Corp.
			388 Greenwich Street
			New York, New York  10013

		(4)	PNC Bank, National Association
			17th and Chestnut Streets
			Philadelphia, PA  19103

		(6)	First Data Investor Services Group
			One Exchange Place
			Boston, Massachusetts  02109

Item 31.	Management Services

		Not applicable

Item 32.	Undertakings

(a)	    None

Rule 485(b) Certification

	The Registrant hereby certifies that it meets all of the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933, as amended.


SIGNATURES

	As required by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Registrant has duly caused this Post-Effective Amendment No. 5 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in
the City of New York, State of New York, on the     28th day of
September, 1998     .

			SMITH BARNEY INSTITUTIONAL CASH MANAGEMENT FUND, INC.

						By:	/s/ Heath B. McLendon
							Heath B. McLendon
							Chairman of the Board,
							President
(Chief Executive Officer)

		As required by the Securities Act of 1933, as amended, this Post-Effective Amendment No. 5 to the Registration Statement on Form N-
1A has been signed below by the following persons in the capacities and on the dates indicated:

Signature				Title			Date

/s/ Heath B. McLendon   Chairman of the Board,
President and
Heath B. McLendon		Director
				(Chief Executive Officer)
   September 28, 1998

/s/ Lewis E. Daidone        	Senior Vice President and
Lewis E. Daidone			Treasurer (Chief Financial and
					Accounting Officer)
    September 28, 1998

Signature			Title		Date

/s/ Paul R. Ades*       Director	    September 28, 1998
Paul R. Ades

/s/ Herbert Barg*       Director	    September 28, 1998
Herbert Barg

/s/ Dwight B. Crane*    Director	    September 28, 1998
Dwight B. Crane

/s/ Frank G. Hubbard*   Director	    September 28, 1998
Frank G. Hubbard

/s/ Jerome Miller*      Director	    September 28, 1998
Jerome Miller

/s/ Ken Miller*        Director	    September 28, 1998
Ken Miller



* By: /s/ Heath B. McLendon
	Heath B. McLendon
	Attorney-in-Fact

INDEX TO EXHIBITS

Exhibit No.				Description of Exhibit


(11)					Consent of KPMG Peat Marwick LLP

(17)					Financial Data Schedule

Cover